UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

April 30, 2022

Emerging Markets Debt Fund
Investor Class (AEDVX)
I Class (AEHDX)
Y Class (AEYDX)
A Class (AEDQX)
C Class (AEDHX)
R Class (AEDWX)
R5 Class (AEDJX)
R6 Class (AEXDX)
G Class (AEDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	53.3%
Corporate Bonds	26.5%
U.S. Treasury Securities	2.3%
Preferred Stocks	0.1%
Short-Term Investments	16.2%
Other Assets and Liabilities	1.6%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$874.00	$4.51	0.97%
I Class	$1,000	$875.20	$4.05	0.87%
Y Class	$1,000	$876.50	$3.58	0.77%
A Class	$1,000	$873.00	$5.67	1.22%
C Class	$1,000	$870.20	$9.14	1.97%
R Class	$1,000	$873.00	$6.83	1.47%
R5 Class	$1,000	$875.60	$3.58	0.77%
R6 Class	$1,000	$875.90	$3.35	0.72%
G Class	$1,000	$879.10	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,019.98	$4.86	0.97%
I Class	$1,000	$1,020.48	$4.36	0.87%
Y Class	$1,000	$1,020.98	$3.86	0.77%
A Class	$1,000	$1,018.75	$6.11	1.22%
C Class	$1,000	$1,015.03	$9.84	1.97%
R Class	$1,000	$1,017.51	$7.35	1.47%
R5 Class	$1,000	$1,020.98	$3.86	0.77%
R6 Class	$1,000	$1,021.22	$3.61	0.72%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

		Shares/ Principal Amount	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 53.3%
Argentina — 0.3%
Argentine Republic Government International Bond, 1.125%, 7/9/35		$6,200,000	$1,776,920
Bahrain — 0.6%
Bahrain Government International Bond, 7.50%, 9/20/47		4,100,000	3,822,362
Brazil — 0.9%
Brazilian Government International Bond, 3.875%, 6/12/30		2,000,000	1,766,320
Brazilian Government International Bond, 7.125%, 1/20/37		2,000,000	2,151,590
Brazilian Government International Bond, 4.75%, 1/14/50		2,000,000	1,516,380
			5,434,290
Cameroon — 0.5%
Republic of Cameroon International Bond, 9.50%, 11/19/25		2,600,000	2,719,961
Chile — 2.0%
Bonos de la Tesoreria de la Republica en pesos, 4.70%, 9/1/30(1)	CLP	4,900,000,000	5,086,462
Chile Government International Bond, 3.125%, 1/21/26		$3,400,000	3,332,204
Chile Government International Bond, 2.75%, 1/31/27		4,000,000	3,793,000
			12,211,666
China — 4.4%
China Government Bond, 1.99%, 4/9/25	CNY	85,500,000	12,807,736
China Government Bond, 2.68%, 5/21/30	CNY	92,500,000	13,823,674
			26,631,410
Colombia — 2.2%
Colombia Government International Bond, 3.125%, 4/15/31		$500,000	390,260
Colombia Government International Bond, 6.125%, 1/18/41		7,000,000	6,199,445
Colombian TES, 7.00%, 6/30/32	COP	32,900,000,000	6,623,573
			13,213,278
Costa Rica — 0.2%
Costa Rica Government International Bond, 7.16%, 3/12/45		$1,400,000	1,358,693
Czech Republic — 0.9%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	134,000,000	5,733,629
Dominican Republic — 0.7%
Dominican Republic International Bond, 5.95%, 1/25/27		$2,500,000	2,510,546
Dominican Republic International Bond, 4.50%, 1/30/30(1)		1,000,000	865,693
Dominican Republic International Bond, 5.30%, 1/21/41		1,400,000	1,109,166
			4,485,405
Ecuador — 0.5%
Ecuador Government International Bond, 0.01%, 7/31/30(1)		6,000,000	3,278,466
Egypt — 1.1%
Egypt Government International Bond, 5.80%, 9/30/27		2,000,000	1,643,384
6

		Shares/ Principal Amount	Value
Egypt Government International Bond, 8.50%, 1/31/47		$6,600,000	$4,817,901
			6,461,285
El Salvador — 0.1%
El Salvador Government International Bond, 6.375%, 1/18/27		1,100,000	461,548
Germany — 0.8%
Bundesrepublik Deutschland Bundesanleihe, 1.75%, 2/15/24	EUR	4,600,000	4,987,968
Ghana — 0.6%
Ghana Government International Bond, 8.125%, 1/18/26		$4,400,000	3,429,360
Guatemala — 0.7%
Guatemala Government International Bond, 5.75%, 6/6/22		3,500,000	3,499,722
Guatemala Government International Bond, 6.125%, 6/1/50(1)		1,000,000	959,742
			4,459,464
Hungary — 2.7%
Hungary Government Bond, 6.00%, 11/24/23	HUF	6,000,000,000	16,577,960
Indonesia — 3.3%
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	156,000,000,000	10,387,124
Indonesia Treasury Bond, 8.375%, 4/15/39	IDR	128,000,000,000	9,733,652
			20,120,776
Iran, Islamic Republic of — 0.2%
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		$1,400,000	1,237,858
Iraq — 0.6%
Iraq International Bond, 5.80%, 1/15/28		3,750,000	3,623,183
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 6.125%, 6/15/33		2,400,000	2,211,044
Jordan — 0.9%
Jordan Government International Bond, 7.375%, 10/10/47		5,000,000	4,364,328
Jordan Government International Bond, 7.375%, 10/10/47(1)		1,200,000	1,050,156
			5,414,484
Malaysia — 0.7%
Malaysia Government Bond, 4.07%, 6/15/50	MYR	22,000,000	4,315,402
Mexico — 16.1%
Mexican Bonos, 6.50%, 6/9/22	MXN	1,318,000,000	64,475,653
Mexican Bonos, 8.00%, 12/7/23	MXN	389,000,000	18,796,365
Mexican Bonos, 10.00%, 11/20/36	MXN	252,900,000	13,236,216
Mexico Government International Bond, 2.66%, 5/24/31		$1,400,000	1,176,588
			97,684,822
Morocco — 0.2%
Morocco Government International Bond, 3.00%, 12/15/32		1,500,000	1,189,302
Nigeria — 1.0%
Nigeria Government International Bond, 6.50%, 11/28/27		6,500,000	5,785,653
Oman — 0.9%
Oman Government International Bond, 6.00%, 8/1/29		2,600,000	2,630,182
Oman Sovereign Sukuk Co., 4.875%, 6/15/30(1)		2,800,000	2,848,418
			5,478,600
7

		Shares/ Principal Amount	Value
Panama — 0.3%
Panama Government International Bond, 4.30%, 4/29/53		$2,200,000	$1,841,487
Paraguay — 0.3%
Paraguay Government International Bond, 6.10%, 8/11/44		1,600,000	1,584,221
Peru — 2.4%
Peru Government Bond, 5.35%, 8/12/40	PEN	53,500,000	10,162,558
Peruvian Government International Bond, 2.39%, 1/23/26		$3,000,000	2,819,880
Peruvian Government International Bond, 4.125%, 8/25/27		1,600,000	1,595,216
			14,577,654
Russia — 0.4%
Russian Federal Bond - OFZ, 7.95%, 10/7/26	RUB	2,130,000,000	1,977,751
Russian Foreign Bond - Eurobond, 5.625%, 4/4/42		$1,000,000	295,000
			2,272,751
South Africa — 4.0%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	342,900,000	17,953,926
Republic of South Africa Government International Bond, 5.75%, 9/30/49		$8,000,000	6,367,280
			24,321,206
Trinidad and Tobago — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26		2,000,000	1,990,020
Tunisia — 0.6%
Tunisian Republic, 6.375%, 7/15/26	EUR	2,000,000	1,340,859
Tunisian Republic International Bond, 5.75%, 1/30/25		$3,000,000	2,072,958
			3,413,817
Turkey — 1.3%
Turkey Government International Bond, 5.60%, 11/14/24		1,600,000	1,538,574
Turkey Government International Bond, 4.875%, 10/9/26		2,000,000	1,770,742
Turkey Government International Bond, 5.125%, 2/17/28		1,000,000	857,250
Turkey Government International Bond, 6.875%, 3/17/36		4,000,000	3,451,952
			7,618,518
Ukraine — 0.2%
Ukraine Government International Bond, 7.25%, 3/15/33(1)		750,000	243,000
Ukraine Government International Bond, 7.25%, 3/15/33		2,400,000	774,900
			1,017,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $378,226,185)			322,742,363
CORPORATE BONDS — 26.5%
Brazil — 4.0%
Azul Investments LLP, 7.25%, 6/15/26(1)(3)		2,000,000	1,702,770
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)		3,800,000	3,130,193
CSN Inova Ventures, 6.75%, 1/28/28(1)		2,900,000	2,886,645
CSN Resources SA, 7.625%, 4/17/26		585,000	605,911
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)		4,000,000	4,032,000
GTL Trade Finance, Inc., 7.25%, 4/16/44		1,700,000	1,818,073
Guara Norte Sarl, 5.20%, 6/15/34(1)		5,421,401	4,785,498
GUSAP III LP, 4.25%, 1/21/30(1)		2,000,000	1,870,090
JSM Global Sarl, 4.75%, 10/20/30(1)		2,000,000	1,713,130
8

	Shares/ Principal Amount	Value
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	$1,871,000	$1,630,951
		24,175,261
Chile — 1.8%
Celulosa Arauco y Constitucion SA, 4.25%, 4/30/29	2,000,000	1,870,210
Falabella SA, 3.375%, 1/15/32(1)	1,800,000	1,573,272
Kenbourne Invest SA, 6.875%, 11/26/24(1)	1,375,000	1,313,317
Kenbourne Invest SA, 4.70%, 1/22/28(1)	2,800,000	2,407,426
VTR Finance NV, 6.375%, 7/15/28(1)	4,000,000	3,657,060
		10,821,285
China — 0.1%
Meituan, 2.125%, 10/28/25(1)(3)	1,000,000	888,027
		888,027
Colombia — 2.7%
Ecopetrol SA, 4.625%, 11/2/31	1,060,000	887,612
Ecopetrol SA, 5.875%, 5/28/45	3,150,000	2,482,531
Geopark Ltd., 5.50%, 1/17/27(1)	3,918,000	3,536,446
Millicom International Cellular SA, 6.25%, 3/25/29	1,800,000	1,786,500
Millicom International Cellular SA, 4.50%, 4/27/31(1)	3,000,000	2,602,500
Oleoducto Central SA, 4.00%, 7/14/27(1)	3,800,000	3,443,484
Promigas SA ESP / Gases del Pacifico SAC, 3.75%, 10/16/29(1)	2,000,000	1,752,200
		16,491,273
Ghana — 0.3%
Kosmos Energy Ltd., 7.125%, 4/4/26(1)	2,092,000	2,047,231
India — 0.7%
Adani Ports & Special Economic Zone Ltd., 4.00%, 7/30/27	800,000	749,338
Greenko Dutch BV, 3.85%, 3/29/26(1)	2,134,000	1,948,129
Reliance Industries Ltd., 2.875%, 1/12/32(1)	2,000,000	1,713,109
		4,410,576
Indonesia — 2.6%
Cikarang Listrindo Tbk PT, 4.95%, 9/14/26(3)	1,000,000	981,755
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(1)	2,000,000	2,012,500
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	1,000,000	1,004,465
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50(1)	2,250,000	2,046,240
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	2,500,000	2,342,187
Medco Oak Tree Pte. Ltd., 7.375%, 5/14/26	1,500,000	1,487,843
Pertamina (Persero) PT, 6.50%, 5/27/41	3,300,000	3,545,907
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 3.00%, 6/30/30	2,000,000	1,732,060
PT Freeport Indonesia, 4.76%, 4/14/27(1)	600,000	599,202
		15,752,159
Israel — 0.6%
Altice Financing SA, 5.00%, 1/15/28	2,000,000	1,671,800
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	1,857,000	1,805,142
		3,476,942
Kazakhstan — 0.7%
Development Bank of Kazakhstan JSC, 4.125%, 12/10/22	2,200,000	2,193,354
KazMunayGas National Co. JSC, 4.75%, 4/19/27	500,000	480,795
KazMunayGas National Co. JSC, 5.75%, 4/19/47	1,500,000	1,357,216
		4,031,365
9

	Shares/ Principal Amount	Value
Luxembourg — 0.8%
EIG Pearl Holdings Sarl, 3.55%, 8/31/36(1)	$500,000	$444,378
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	4,300,000	4,138,858
		4,583,236
Macau — 0.5%
Melco Resorts Finance Ltd., 5.75%, 7/21/28(1)	1,000,000	845,290
Studio City Finance Ltd., 5.00%, 1/15/29(1)	3,000,000	2,073,615
		2,918,905
Mexico — 4.9%
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	2,000,000	1,875,790
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	3,200,000	2,877,392
Cemex SAB de CV, 5.45%, 11/19/29	2,000,000	1,923,000
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	2,847,000	2,853,534
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	7,293,984	6,344,636
Industrias Penoles SAB de CV, 4.75%, 8/6/50(1)	1,750,000	1,477,105
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)	4,300,000	3,538,126
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	2,650,000	2,303,035
Petroleos Mexicanos, 6.50%, 3/13/27	2,475,000	2,368,921
Petroleos Mexicanos, 5.35%, 2/12/28	2,000,000	1,778,780
Petroleos Mexicanos, 5.95%, 1/28/31(3)	2,000,000	1,686,070
Petroleos Mexicanos, 6.70%, 2/16/32	472,000	407,636
		29,434,025
Nigeria — 1.0%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	4,000,000	4,043,600
SEPLAT Energy PLC, 7.75%, 4/1/26(1)	2,000,000	1,907,140
		5,950,740
Panama — 0.5%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	3,095,000	3,006,498
		3,006,498
Peru — 1.4%
Inkia Energy Ltd., 5.875%, 11/9/27	5,700,000	5,390,062
Petroleos del Peru SA, 4.75%, 6/19/32	1,000,000	813,050
Petroleos del Peru SA, 5.625%, 6/19/47(1)	2,900,000	2,112,201
		8,315,313
Qatar — 0.1%
Ooredoo International Finance Ltd., 5.00%, 10/19/25	300,000	313,279
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)	400,000	360,161
		673,440
Saudi Arabia — 1.0%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	3,800,000	3,880,621
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/27	1,000,000	1,008,205
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)	1,290,000	1,163,078
		6,051,904
South Africa — 0.4%
Prosus NV, 3.26%, 1/19/27(1)	864,000	773,660
Prosus NV, 3.68%, 1/21/30(1)	1,950,000	1,647,775
		2,421,435
Spain — 0.8%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	6,860,000	4,937,073
		4,937,073
10

	Shares/ Principal Amount	Value
Tanzania, United Republic Of — 0.2%
HTA Group Ltd., 7.00%, 12/18/25(1)	$1,000,000	$991,890
		991,890
United Arab Emirates — 0.3%
DP World Crescent Ltd., 4.85%, 9/26/28	800,000	820,321
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)	1,130,002	946,831
		1,767,152
United States — 0.7%
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	5,000,000	4,414,875
		4,414,875
Zambia — 0.4%
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	1,600,000	1,604,136
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	1,000,000	1,006,185
		2,610,321
TOTAL CORPORATE BONDS (Cost $178,537,495)		160,170,926
U.S. TREASURY SECURITIES — 2.3%
U.S. Treasury Bonds, 2.00%, 8/15/51	2,000,000	1,616,406
U.S. Treasury Notes, 2.875%, 8/15/28(2)	3,885,000	3,863,906
U.S. Treasury Notes, 1.25%, 8/15/31	3,000,000	2,598,750
U.S. Treasury Notes, 1.875%, 2/15/32	6,700,000	6,118,984
TOTAL U.S. TREASURY SECURITIES (Cost $16,091,798)		14,198,046
PREFERRED STOCK — 0.1%
Mexico — 0.1%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $600,000)	600,000	620,265
SHORT-TERM INVESTMENTS(7) — 16.2%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	328,689	328,689
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,242,325	4,242,325
		4,571,014
Repurchase Agreements — 15.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.00% - 3.625%, 8/15/43 - 8/15/48, valued at $8,401,296), in a joint trading account at 0.25%, dated 4/29/22, due 5/2/22 (Delivery value $8,256,398)		8,256,226
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.00% - 3.125%, 2/15/48 - 5/15/48, valued at $84,219,497), at 0.24%, dated 4/29/22, due 5/2/22 (Delivery value $82,569,651)		82,568,000
		90,824,226
Treasury Bills(5) — 0.5%
U.S. Treasury Bills, 0.21%, 5/5/22	3,000,000	2,999,978
TOTAL SHORT-TERM INVESTMENTS (Cost $98,395,190)		98,395,218
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $671,850,668)		596,126,818
OTHER ASSETS AND LIABILITIES — 1.6%		9,570,217
TOTAL NET ASSETS — 100.0%		$605,697,035

11

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	120,739,672	USD	23,183,946	Goldman Sachs & Co.	6/15/22	$911,881
USD	3,120,742	BRL	15,247,322	Goldman Sachs & Co.	6/15/22	77,858
CLP	1,723,999,521	USD	2,096,558	Morgan Stanley	6/15/22	(92,300)
CLP	4,316,137,926	USD	5,024,023	Morgan Stanley	6/15/22	(6,242)
CNY	16,021,690	USD	2,520,045	Morgan Stanley	6/15/22	(108,992)
CNY	24,782,778	USD	3,882,318	Morgan Stanley	6/15/22	(152,837)
USD	21,934,442	CNY	140,051,411	Morgan Stanley	6/15/22	858,550
COP	37,759,083,629	USD	9,777,080	Bank of America N.A.(6)	6/15/22	(305,416)
USD	6,077,639	CZK	137,704,356	UBS AG	6/15/22	203,382
EGP	54,333,283	USD	3,333,330	Goldman Sachs & Co.	6/15/22	(461,308)
USD	7,073,909	EUR	6,479,541	JPMorgan Chase Bank N.A.	6/15/22	224,860
USD	8,424,171	HUF	3,086,877,547	UBS AG	6/15/22	(135,482)
USD	1,461,699	IDR	21,196,094,469	Goldman Sachs & Co.	6/15/22	9,655
USD	6,036,082	IDR	87,692,203,592	Goldman Sachs & Co.	6/15/22	28,704
USD	6,675,160	INR	520,395,498	Bank of America N.A.(6)	6/15/22	(90,871)
USD	6,668,436	MXN	142,236,405	Goldman Sachs & Co.	6/15/22	(244,531)
USD	11,950,449	MXN	242,529,581	Goldman Sachs & Co.	6/15/22	163,038
USD	13,157,383	MXN	284,438,934	Goldman Sachs & Co.	6/15/22	(666,904)
USD	50,342,325	MXN	1,088,310,443	Goldman Sachs & Co.	6/15/22	(2,551,685)
MYR	63,795,012	USD	15,291,230	Goldman Sachs & Co.	6/15/22	(605,635)
USD	3,736,842	PEN	14,145,442	Goldman Sachs & Co.	6/15/22	70,189
USD	20,267,348	PHP	1,074,169,445	Goldman Sachs & Co.	6/15/22	(129,187)
PLN	29,807,841	USD	6,424,970	UBS AG	6/15/22	264,443
THB	712,861,255	USD	21,647,776	Goldman Sachs & Co.	6/15/22	(821,990)
USD	6,011,219	THB	198,460,381	Goldman Sachs & Co.	6/15/22	213,326
ZAR	105,867,323	USD	6,840,195	UBS AG	6/15/22	(166,946)
ZAR	121,524,606	USD	7,664,508	UBS AG	6/15/22	(4,317)
						$(3,518,757)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	189	June 2022	$39,843,562	$(756,207)
U.S. Treasury 5-Year Notes	182	June 2022	20,506,281	(916,001)
U.S. Treasury Long Bonds	1	June 2022	140,688	(13,408)
			$60,490,531	$(1,685,616)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	353	June 2022	$42,062,156	$2,586,140
U.S. Treasury 10-Year Ultra Notes	354	June 2022	45,666,000	3,771,622
U.S. Treasury Ultra Bonds	41	June 2022	6,577,938	971,428
			$94,306,094	$7,329,190
^Amount represents value and unrealized appreciation (depreciation).

12

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index At Termination	Fixed Rate	Termination Date	Notional Amount		Value*
Bank of America N.A.(6)	BZDIOVRA	Pay	11.59%	1/2/24	BRL	88,768,541	$(229,545)
Morgan Stanley	BZDIOVRA	Pay	11.03%	1/2/24	BRL	105,566,396	(448,228)
Morgan Stanley	BZDIOVRA	Pay	10.84%	1/2/24	BRL	106,021,787	(530,934)
							$(1,208,707)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 34	Buy	(5.00)%	6/20/25	$4,968,000	$(134,549)	$(38,952)	$(173,501)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

13

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N. A./ Republic of South Africa Government Bond(6)	Buy	(1.00)%	6/20/27	$7,300,000	$394,356	$95,090	$489,446
Goldman Sachs & Co./ Russian Foreign Bond-Eurobond	Buy	(1.00)%	6/20/27	$8,100,000	4,674,039	525,188	5,199,227
Morgan Stanley/ China Government Bond	Buy	(1.00)%	6/20/27	$14,300,000	(258,810)	76,018	(182,792)
Morgan Stanley/ Republic of Indonesia	Buy	(1.00)%	6/20/27	$7,500,000	(3,516)	55,039	51,523
Morgan Stanley/ Brazilian Government International Bond	Buy	(1.00)%	6/20/27	$40,200,000	2,154,629	81,839	2,236,468
Morgan Stanley/ Mexico Government International Bond	Buy	(1.00)%	6/20/27	$57,300,000	269,968	729,322	999,290
Morgan Stanley/ Colombia Government International Bond	Buy	(1.00)%	6/20/27	$16,200,000	761,748	239,026	1,000,774
Morgan Stanley/ Chile Government International Bond	Buy	(1.00)%	6/20/27	$7,500,000	(89,404)	99,463	10,059
Morgan Stanley/ Malaysia Government International Bond	Buy	(1.00)%	6/20/27	$6,800,000	(96,830)	58,640	(38,190)
					$7,806,180	$1,959,625	$9,765,805
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

14

NOTES TO SCHEDULE OF INVESTMENTS
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
ZAR	-	South African Rand
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $131,082,278, which represented 21.6% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,935,433.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,084,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,242,325.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Collateral has been received at the custodian for collateral requirements on forward foreign currency exchange contracts and swap agreements. At the period end, the aggregate value of securities received was $296,217.
(7)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts and swap agreements. At the period end, the aggregate value of cash deposits received was $1,440,000.

See Notes to Financial Statements.
15

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $667,608,343) — including $4,084,655 of securities on loan	$501,060,267
Repurchase agreements, at value (cost of $90,824,226)	90,824,226
Investment made with cash collateral received for securities on loan, at value (cost of $4,242,325)	4,242,325
Total investment securities, at value (cost of $671,850,668)	596,126,818
Cash	9,080,000
Foreign currency holdings, at value (cost of $267,508)	258,433
Receivable for investments sold	596,429
Receivable for capital shares sold	34,736
Receivable for variation margin on futures contracts	124,792
Receivable for variation margin on swap agreements	22,083
Unrealized appreciation on forward foreign currency exchange contracts	3,025,886
Swap agreements, at value (including net premiums paid (received) of $8,161,820)	9,986,787
Interest and dividends receivable	9,352,533
Securities lending receivable	7,018
628,615,515

Liabilities
Payable for collateral received for swap agreements and forward foreign currency exchange contracts	10,520,000
Payable for collateral received for securities on loan	4,242,325
Payable for capital shares redeemed	81,502
Unrealized depreciation on forward foreign currency exchange contracts	6,544,643
Swap agreements, at value (including net premiums paid (received) of $(355,640))	1,429,689
Accrued management fees	100,187
Distribution and service fees payable	134
22,918,480

Net Assets	$605,697,035

Net Assets Consist of:
Capital paid in	$703,810,268
Distributable earnings	(98,113,233)
$605,697,035

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$93,762,209	10,402,382	$9.01
I Class	$11,431,345	1,268,391	$9.01
Y Class	$24,269,996	2,692,227	$9.01
A Class	$240,237	26,686	$9.00*
C Class	$31,055	3,458	$8.98
R Class	$136,487	15,169	$9.00
R5 Class	$7,564	839	$9.02
R6 Class	$303,330	33,640	$9.02
G Class	$475,514,812	52,705,399	$9.02
*Maximum offering price $9.42 (net asset value divided by 0.955).

See Notes to Financial Statements.
16

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $85,780)	$17,160,561
Securities lending, net	40,263
Dividends	11,120
17,211,944

Expenses:
Management fees	2,485,669
Distribution and service fees:
A Class	331
C Class	169
R Class	373
Trustees' fees and expenses	19,051
Other expenses	3,561
2,509,154
Fees waived - G Class	(1,845,928)
663,226

Net investment income (loss)	16,548,718

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,907,457)
Forward foreign currency exchange contract transactions	1,491,226
Futures contract transactions	3,996,223
Swap agreement transactions	2,742,413
Foreign currency translation transactions	(143,565)
(16,821,160)

Change in net unrealized appreciation (depreciation) on:
Investments	(85,047,044)
Forward foreign currency exchange contracts	(3,518,757)
Futures contracts	4,288,977
Swap agreements	213,775
Translation of assets and liabilities in foreign currencies	(105,756)
(84,168,805)

Net realized and unrealized gain (loss)	(100,989,965)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(84,441,247)

See Notes to Financial Statements.
17

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$16,548,718	$30,326,860
Net realized gain (loss)	(16,821,160)	4,856,521
Change in net unrealized appreciation (depreciation)	(84,168,805)	(40,074)
Net increase (decrease) in net assets resulting from operations	(84,441,247)	35,143,307

Distributions to Shareholders
From earnings:
Investor Class	(1,695,924)	(3,602,033)
I Class	(203,318)	(261,282)
Y Class	(451,749)	(900,693)
A Class	(4,199)	(12,117)
C Class	(431)	(1,048)
R Class	(2,209)	(4,869)
R5 Class	(137)	(307)
R6 Class	(5,741)	(56,731)
G Class	(10,763,433)	(24,414,299)
Decrease in net assets from distributions	(13,127,141)	(29,253,379)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(18,409,111)	167,932,843

Net increase (decrease) in net assets	(115,977,499)	173,822,771

Net Assets
Beginning of period	721,674,534	547,851,763
End of period	$605,697,035	$721,674,534

See Notes to Financial Statements.
18

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Emerging Markets Debt Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of
19

the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-
20

market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Prior to March 1, 2022, distributions from net investment income were declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2022.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$4,242,325	—	—	—	$4,242,325
Gross amount of recognized liabilities for securities lending transactions					$4,242,325
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

21

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
0.96%	0.86%	0.76%	0.96%	0.96%	0.96%	0.76%	0.71%	0.00%(1)
(1)Annual management fee before waiver was 0.71%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $387,161,641, of which $6,784,535 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $538,322,957, none of which were U.S. Treasury and Government Agency obligations.

22

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	657,855	$6,655,158	1,580,485	$16,761,176
Issued in reinvestment of distributions	170,627	1,690,827	337,339	3,587,451
Redeemed	(318,613)	(3,083,549)	(701,297)	(7,442,116)
	509,869	5,262,436	1,216,527	12,906,511
I Class
Sold	367,170	3,646,517	1,212,272	12,908,117
Issued in reinvestment of distributions	20,532	203,229	24,645	261,265
Redeemed	(299,113)	(2,950,456)	(239,991)	(2,552,321)
	88,589	899,290	996,926	10,617,061
Y Class
Sold	318,072	3,166,799	823,073	8,761,698
Issued in reinvestment of distributions	45,611	451,739	84,742	900,693
Redeemed	(205,119)	(1,992,733)	(164,975)	(1,753,520)
	158,564	1,625,805	742,840	7,908,871
A Class
Sold	1,951	20,023	6,350	67,960
Issued in reinvestment of distributions	424	4,199	1,140	12,117
Redeemed	(1,574)	(15,684)	(16,816)	(177,342)
	801	8,538	(9,326)	(97,265)
C Class
Issued in reinvestment of distributions	43	431	99	1,048
Redeemed	(61)	(600)	(587)	(6,245)
	(18)	(169)	(488)	(5,197)
R Class
Sold	1,744	17,135	5,285	56,103
Issued in reinvestment of distributions	221	2,183	436	4,629
Redeemed	(2,226)	(21,560)	(3,819)	(40,719)
	(261)	(2,242)	1,902	20,013
R5 Class
Sold	37	355	14	157
Issued in reinvestment of distributions	14	137	29	307
Redeemed	—	(3)	—	—
	51	489	43	464
R6 Class
Sold	1,821	18,164	4,227	44,826
Issued in reinvestment of distributions	579	5,741	4,806	51,264
Redeemed	(2,199)	(22,291)	(165,343)	(1,762,393)
	201	1,614	(156,310)	(1,666,303)
G Class
Sold	1,849,842	17,791,042	12,229,586	130,092,657
Issued in reinvestment of distributions	1,086,278	10,763,433	2,296,537	24,414,299
Redeemed	(5,444,771)	(54,759,347)	(1,524,902)	(16,258,268)
	(2,508,651)	(26,204,872)	13,001,221	138,248,688
Net increase (decrease)	(1,750,855)	$(18,409,111)	15,793,335	$167,932,843

23

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$322,742,363	—
Corporate Bonds	—	160,170,926	—
U.S. Treasury Securities	—	14,198,046	—
Preferred Stocks	—	620,265	—
Short-Term Investments	$4,571,014	93,824,204	—
	$4,571,014	$591,555,804	—
Other Financial Instruments
Futures Contracts	$7,329,190	—	—
Swap Agreements	—	$9,986,787	—
Forward Foreign Currency Exchange Contracts	—	3,025,886	—
	$7,329,190	$13,012,673	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,685,616	—	—
Swap Agreements	—	$1,603,190	—
Forward Foreign Currency Exchange Contracts	—	6,544,643	—
	$1,685,616	$8,147,833	—

24

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $134,768,000.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $319,875,048.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $65,615,369 futures contracts purchased and $104,061,766 futures contracts sold.

25

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $61,473,337.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$22,083	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	9,986,787	Swap agreements	$220,982
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	3,025,886	Unrealized depreciation on forward foreign currency exchange contracts	6,544,643
Interest Rate Risk	Receivable for variation margin on futures contracts*	124,792	Payable for variation margin on futures contracts*	—
Interest Rate Risk	Swap agreements	—	Swap agreements	1,208,707
		$13,159,548		$7,974,332
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,687,255	Change in net unrealized appreciation (depreciation) on swap agreements	$1,422,482
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	1,491,226	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(3,518,757)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	3,996,223	Change in net unrealized appreciation (depreciation) on futures contracts	4,288,977
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	55,158	Change in net unrealized appreciation (depreciation) on swap agreements	(1,208,707)
		$8,229,862		$983,995

26

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$489,446	$(489,446)	—	—
Goldman Sachs & Co.	6,673,878	(5,481,240)	$(1,192,638)	—
JPMorgan Chase Bank N.A.	224,860	—	—	$224,860
Morgan Stanley	5,156,664	(1,560,515)	(3,480,000)	116,149
UBS AG	467,825	(306,745)	—	161,080
	$13,012,673	$(7,837,946)	$(4,672,638)	$502,089

Liabilities
Bank of America N.A.	$625,832	$(489,446)	—	$(136,386)
Goldman Sachs & Co.	5,481,240	(5,481,240)	—	—
Morgan Stanley	1,560,515	(1,560,515)	—	—
UBS AG	306,745	(306,745)	—	—
	$7,974,332	$(7,837,946)	—	$(136,386)
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund may invest in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
27

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$671,969,785
Gross tax appreciation of investments	$1,180,705
Gross tax depreciation of investments	(77,023,672)
Net tax appreciation (depreciation) of investments	$(75,842,967)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarliy to the tax deferral of losses on wash sales.

As of October 31, 2021, the fund had accumulated short-term capital losses of ($8,063,712) and accumulated long-term capital losses of ($2,314,141), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
28

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.48	0.21	(1.52)	(1.31)	(0.16)	—	(0.16)	$9.01	(12.60)%	0.97%(4)	0.97%(4)	4.25%(4)	4.25%(4)	68%	$93,762
2021	$10.32	0.40	0.15	0.55	(0.39)	—	(0.39)	$10.48	5.29%	0.97%	0.97%	3.77%	3.77%	51%	$103,626
2020	$10.46	0.39	(0.16)	0.23	(0.37)	—	(0.37)	$10.32	2.34%	0.97%	0.97%	3.83%	3.83%	68%	$89,509
2019	$9.79	0.43	0.66	1.09	(0.42)	—	(0.42)	$10.46	11.35%	0.97%	0.97%	4.24%	4.24%	75%	$92,647
2018	$10.43	0.35	(0.64)	(0.29)	(0.33)	(0.02)	(0.35)	$9.79	(2.76)%	0.97%	0.97%	3.52%	3.52%	85%	$90,831
2017	$10.32	0.35	0.16	0.51	(0.34)	(0.06)	(0.40)	$10.43	5.11%	0.97%	0.97%	3.39%	3.39%	154%	$6,634
I Class
2022(3)	$10.47	0.21	(1.50)	(1.29)	(0.17)	—	(0.17)	$9.01	(12.48)%	0.87%(4)	0.87%(4)	4.35%(4)	4.35%(4)	68%	$11,431
2021	$10.32	0.41	0.14	0.55	(0.40)	—	(0.40)	$10.47	5.30%	0.87%	0.87%	3.87%	3.87%	51%	$12,356
2020	$10.46	0.40	(0.16)	0.24	(0.38)	—	(0.38)	$10.32	2.44%	0.87%	0.87%	3.93%	3.93%	68%	$1,887
2019	$9.79	0.44	0.66	1.10	(0.43)	—	(0.43)	$10.46	11.47%	0.87%	0.87%	4.34%	4.34%	75%	$1,932
2018	$10.44	0.34	(0.63)	(0.29)	(0.34)	(0.02)	(0.36)	$9.79	(2.76)%	0.87%	0.87%	3.62%	3.62%	85%	$6
2017(5)	$10.30	0.20	0.14	0.34	(0.20)	—	(0.20)	$10.44	3.28%	0.87%(4)	0.87%(4)	3.38%(4)	3.38%(4)	154%(6)	$38

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.47	0.22	(1.51)	(1.29)	(0.17)	—	(0.17)	$9.01	(12.35)%	0.77%(4)	0.77%(4)	4.45%(4)	4.45%(4)	68%	$24,270
2021	$10.32	0.42	0.14	0.56	(0.41)	—	(0.41)	$10.47	5.40%	0.77%	0.77%	3.97%	3.97%	51%	$26,539
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.55%	0.77%	0.77%	4.03%	4.03%	68%	$18,475
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.57%	0.77%	0.77%	4.44%	4.44%	75%	$11,393
2018	$10.44	0.40	(0.68)	(0.28)	(0.35)	(0.02)	(0.37)	$9.79	(2.67)%	0.77%	0.77%	3.72%	3.72%	85%	$3,218
2017(5)	$10.30	0.21	0.13	0.34	(0.20)	—	(0.20)	$10.44	3.33%	0.77%(4)	0.77%(4)	3.52%(4)	3.52%(4)	154%(6)	$5
A Class
2022(3)	$10.47	0.20	(1.52)	(1.32)	(0.15)	—	(0.15)	$9.00	(12.70)%	1.22%(4)	1.22%(4)	4.00%(4)	4.00%(4)	68%	$240
2021	$10.31	0.38	0.14	0.52	(0.36)	—	(0.36)	$10.47	5.03%	1.22%	1.22%	3.52%	3.52%	51%	$271
2020	$10.45	0.37	(0.16)	0.21	(0.35)	—	(0.35)	$10.31	2.08%	1.22%	1.22%	3.58%	3.58%	68%	$363
2019	$9.78	0.40	0.66	1.06	(0.39)	—	(0.39)	$10.45	11.08%	1.22%	1.22%	3.99%	3.99%	75%	$316
2018	$10.43	0.28	(0.60)	(0.32)	(0.31)	(0.02)	(0.33)	$9.78	(3.11)%	1.22%	1.22%	3.27%	3.27%	85%	$164
2017	$10.32	0.32	0.17	0.49	(0.32)	(0.06)	(0.38)	$10.43	4.84%	1.22%	1.22%	3.14%	3.14%	154%	$6,619

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$10.45	0.16	(1.51)	(1.35)	(0.12)	—	(0.12)	$8.98	(12.98)%	1.97%(4)	1.97%(4)	3.25%(4)	3.25%(4)	68%	$31
2021	$10.29	0.30	0.14	0.44	(0.28)	—	(0.28)	$10.45	4.25%	1.97%	1.97%	2.77%	2.77%	51%	$36
2020	$10.44	0.29	(0.17)	0.12	(0.27)	—	(0.27)	$10.29	1.23%	1.97%	1.97%	2.83%	2.83%	68%	$41
2019	$9.77	0.33	0.66	0.99	(0.32)	—	(0.32)	$10.44	10.26%	1.97%	1.97%	3.24%	3.24%	75%	$47
2018	$10.41	0.20	(0.59)	(0.39)	(0.23)	(0.02)	(0.25)	$9.77	(3.74)%	1.97%	1.97%	2.52%	2.52%	85%	$32
2017	$10.30	0.25	0.16	0.41	(0.24)	(0.06)	(0.30)	$10.41	4.07%	1.97%	1.97%	2.39%	2.39%	154%	$1,144
R Class
2022(3)	$10.46	0.18	(1.50)	(1.32)	(0.14)	—	(0.14)	$9.00	(12.70)%	1.47%(4)	1.47%(4)	3.75%(4)	3.75%(4)	68%	$136
2021	$10.30	0.35	0.14	0.49	(0.33)	—	(0.33)	$10.46	4.67%	1.47%	1.47%	3.27%	3.27%	51%	$161
2020	$10.45	0.34	(0.17)	0.17	(0.32)	—	(0.32)	$10.30	1.84%	1.47%	1.47%	3.33%	3.33%	68%	$139
2019	$9.78	0.38	0.66	1.04	(0.37)	—	(0.37)	$10.45	10.80%	1.47%	1.47%	3.74%	3.74%	75%	$88
2018	$10.42	0.26	(0.60)	(0.34)	(0.28)	(0.02)	(0.30)	$9.78	(3.26)%	1.47%	1.47%	3.02%	3.02%	85%	$56
2017	$10.31	0.30	0.16	0.46	(0.29)	(0.06)	(0.35)	$10.42	4.58%	1.47%	1.47%	2.89%	2.89%	154%	$1,205

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.48	0.21	(1.50)	(1.29)	(0.17)	—	(0.17)	$9.02	(12.44)%	0.77%(4)	0.77%(4)	4.45%(4)	4.45%(4)	68%	$8
2021	$10.32	0.42	0.15	0.57	(0.41)	—	(0.41)	$10.48	5.49%	0.77%	0.77%	3.97%	3.97%	51%	$8
2020	$10.46	0.41	(0.16)	0.25	(0.39)	—	(0.39)	$10.32	2.56%	0.77%	0.77%	4.03%	4.03%	68%	$8
2019	$9.79	0.45	0.66	1.11	(0.44)	—	(0.44)	$10.46	11.59%	0.77%	0.77%	4.44%	4.44%	75%	$7
2018	$10.43	0.31	(0.57)	(0.26)	(0.36)	(0.02)	(0.38)	$9.79	(2.55)%	0.77%	0.77%	3.72%	3.72%	85%	$7
2017	$10.32	0.37	0.16	0.53	(0.36)	(0.06)	(0.42)	$10.43	5.31%	0.77%	0.77%	3.59%	3.59%	154%	$5,986
R6 Class
2022(3)	$10.48	0.22	(1.51)	(1.29)	(0.17)	—	(0.17)	$9.02	(12.41)%	0.72%(4)	0.72%(4)	4.50%(4)	4.50%(4)	68%	$303
2021	$10.32	0.43	0.14	0.57	(0.41)	—	(0.41)	$10.48	5.56%	0.72%	0.72%	4.02%	4.02%	51%	$350
2020	$10.46	0.42	(0.16)	0.26	(0.40)	—	(0.40)	$10.32	2.60%	0.72%	0.72%	4.08%	4.08%	68%	$1,958
2019	$9.79	0.46	0.66	1.12	(0.45)	—	(0.45)	$10.46	11.62%	0.72%	0.72%	4.49%	4.49%	75%	$10,229
2018	$10.44	0.37	(0.64)	(0.27)	(0.36)	(0.02)	(0.38)	$9.79	(2.61)%	0.72%	0.72%	3.77%	3.77%	85%	$9,336
2017	$10.33	0.38	0.16	0.54	(0.37)	(0.06)	(0.43)	$10.44	5.37%	0.72%	0.72%	3.64%	3.64%	154%	$16,492

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$10.47	0.25	(1.50)	(1.25)	(0.20)	—	(0.20)	$9.02	(12.09)%	0.01%(4)	0.72%(4)	5.21%(4)	4.50%(4)	68%	$475,515
2021	$10.32	0.50	0.14	0.64	(0.49)	—	(0.49)	$10.47	6.20%	0.01%	0.72%	4.73%	4.02%	51%	$578,327
2020	$10.46	0.49	(0.16)	0.33	(0.47)	—	(0.47)	$10.32	3.33%	0.01%	0.72%	4.79%	4.08%	68%	$435,472
2019	$9.79	0.53	0.66	1.19	(0.52)	—	(0.52)	$10.46	12.41%	0.01%	0.72%	5.20%	4.49%	75%	$266,091
2018(7)	$10.40	0.44	(0.62)	(0.18)	(0.41)	(0.02)	(0.43)	$9.79	(1.59)%	0.01%(4)	0.72%(4)	4.49%(4)	3.78%(4)	85%(8)	$308,199

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)November 14, 2017 (commencement of sale) through October 31, 2018.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2018.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

34

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92373 2206

Semiannual Report

April 30, 2022

Global Bond Fund
Investor Class (AGBVX)
I Class (AGBHX)
Y Class (AGBWX)
A Class (AGBAX)
C Class (AGBTX)
R Class (AGBRX)
R5 Class (AGBNX)
R6 Class (AGBDX)
G Class (AGBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	28.0%
Corporate Bonds	26.2%
U.S. Treasury Securities	8.6%
Asset-Backed Securities	4.4%
Collateralized Loan Obligations	4.3%
Preferred Stocks	3.8%
Collateralized Mortgage Obligations	3.0%
U.S. Government Agency Mortgage-Backed Securities	2.0%
Commercial Mortgage-Backed Securities	1.8%
Municipal Securities	0.5%
Bank Loan Obligations	0.5%
U.S. Government Agency Securities	0.1%
Short-Term Investments	13.7%
Other Assets and Liabilities	3.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$926.20	$3.82	0.80%
I Class	$1,000	$926.90	$3.34	0.70%
Y Class	$1,000	$926.60	$2.87	0.60%
A Class	$1,000	$925.50	$5.01	1.05%
C Class	$1,000	$921.60	$8.58	1.80%
R Class	$1,000	$923.90	$6.20	1.30%
R5 Class	$1,000	$926.40	$2.87	0.60%
R6 Class	$1,000	$926.60	$2.63	0.55%
G Class	$1,000	$930.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.83	$4.01	0.80%
I Class	$1,000	$1,021.32	$3.51	0.70%
Y Class	$1,000	$1,021.82	$3.01	0.60%
A Class	$1,000	$1,019.59	$5.26	1.05%
C Class	$1,000	$1,015.87	$9.00	1.80%
R Class	$1,000	$1,018.35	$6.51	1.30%
R5 Class	$1,000	$1,021.82	$3.01	0.60%
R6 Class	$1,000	$1,022.07	$2.76	0.55%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

		Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 28.0%
Australia — 0.6%
Australia Government Bond, 2.75%, 4/21/24	AUD	3,192,000	$2,267,470
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,010,874
Australia Government Bond, 3.00%, 3/21/47	AUD	7,150,000	4,668,432
Australia Government Bond, 1.75%, 6/21/51	AUD	5,500,000	2,679,037
			13,625,813
Austria — 0.4%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	4,192,000	4,417,363
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,539,000	3,642,742
			8,060,105
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,716,000	2,487,243
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	5,586,000	5,502,227
			7,989,470
Brazil — 0.1%
Brazilian Government International Bond, 7.125%, 1/20/37		$3,000,000	3,227,385
Canada — 2.0%
Canadian Government Bond, 0.25%, 3/1/26	CAD	2,150,000	1,523,251
Canadian Government Bond, 0.50%, 12/1/30	CAD	11,300,000	7,218,313
Canadian Government Bond, 1.25%, 6/1/31	CAD	3,500,000	2,426,992
Canadian Government Bond, 2.75%, 12/1/48	CAD	3,250,000	2,525,809
Canadian Government Bond, 2.00%, 12/1/51	CAD	5,300,000	3,456,377
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	10,911,000	8,447,355
Province of Quebec Canada, 3.00%, 9/1/23	CAD	3,058,000	2,391,891
Province of Quebec Canada, 5.75%, 12/1/36	CAD	10,032,000	9,605,801
Province of Quebec Canada, 3.50%, 12/1/48	CAD	7,300,000	5,479,901
			43,075,690
China — 2.5%
China Government Bond, 2.37%, 1/20/27	CNY	127,000,000	19,084,897
China Government Bond, 2.68%, 5/21/30	CNY	111,500,000	16,663,131
China Government Bond, 3.86%, 7/22/49	CNY	35,600,000	5,865,442
China Government Bond, 3.39%, 3/16/50	CNY	46,500,000	7,053,031
China Government Bond, 3.81%, 9/14/50	CNY	36,000,000	5,908,685
			54,575,186
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	74,800,000	3,200,563
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/29	DKK	35,000,000	4,741,271
Finland — 0.7%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	5,169,000	6,043,044
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	6,500,000	5,663,889
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	3,045,000	3,141,883
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	1,100,000	768,125
			15,616,941
France — 2.0%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,539,000	2,762,428

		Principal Amount/Shares	Value
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	42,980	$58,880
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	3,150,000	3,042,506
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,845,000	4,468,984
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	25,500,000	23,319,881
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	2,675,000	4,014,774
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	3,433,000	4,612,694
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	2,000,000	1,562,164
			43,842,311
Germany — 0.6%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	10,500,000	10,128,335
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	3,600,000	2,818,154
			12,946,489
Greece — 0.2%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	5,000,000	4,679,342
Guatemala — 0.1%
Guatemala Government Bond, 4.875%, 2/13/28		$2,000,000	1,998,258
Indonesia — 0.1%
Indonesia Government International Bond, 3.50%, 2/14/50		$2,800,000	2,325,329
Ireland — 1.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	6,186,000	6,903,520
Ireland Government Bond, 1.10%, 5/15/29	EUR	13,350,000	14,003,364
Ireland Government Bond, 0.20%, 10/18/30	EUR	1,500,000	1,438,668
Ireland Government Bond, 0.40%, 5/15/35	EUR	8,650,000	7,791,167
Ireland Government Bond, 1.50%, 5/15/50	EUR	320,000	308,733
			30,445,452
Italy — 2.1%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	4,964,000	5,317,419
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	9,650,000	9,524,819
Italy Buoni Poliennali Del Tesoro, 1.60%, 6/1/26	EUR	3,000,000	3,155,242
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	14,100,000	13,340,440
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	3,550,000	3,450,437
Italy Buoni Poliennali Del Tesoro, 0.60%, 8/1/31(1)	EUR	1,000,000	873,519
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,519,000	10,129,099
Italy Buoni Poliennali Del Tesoro, 1.70%, 9/1/51(1)	EUR	500,000	382,678
			46,173,653
Japan — 6.1%
Japan Government Ten Year Bond, 0.10%, 3/20/30	JPY	5,755,000,000	44,112,385
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	877,450,000	8,598,798
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,234,500,000	11,697,008
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,023,400,000	17,452,302
Japan Government Thirty Year Bond, 0.40%, 3/20/50	JPY	700,000,000	4,686,512
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,350,000,000	9,703,751
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	1,790,000,000	12,850,792
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	400,000,000	3,101,002
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	672,500,000	5,688,195
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	1,078,800,000	7,825,700
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	831,000,000	6,126,355
			131,842,800
Jordan — 0.1%
Jordan Government International Bond, 7.375%, 10/10/47		$400,000	349,146

		Principal Amount/Shares	Value
Jordan Government International Bond, 7.375%, 10/10/47(1)		$200,000	$175,026
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,050,156
			1,574,328
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	27,150,000	6,271,994
Mexico — 0.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	60,000,000	2,698,111
Mexico Government International Bond, 4.15%, 3/28/27		$2,700,000	2,705,359
			5,403,470
Netherlands — 0.9%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,389,000	7,732,647
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	9,000,000	8,585,671
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	2,080,000	2,912,276
			19,230,594
New Zealand — 1.1%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	36,479,000	22,252,220
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,750,000	1,483,669
			23,735,889
Norway — 0.2%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	43,725,000	4,675,080
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	2,800,000	286,975
			4,962,055
Oman — 0.1%
Oman Government International Bond, 5.625%, 1/17/28		$2,000,000	2,005,935
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,400,000	1,639,181
Poland†
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	505,852
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 0.90%, 10/12/35(1)	EUR	1,000,000	903,754
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	2,350,000	3,255,206
			4,158,960
Singapore — 0.1%
Singapore Government Bond, 2.875%, 7/1/29	SGD	4,240,000	3,144,704
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	251,491
Republic of South Africa Government International Bond, 5.875%, 6/22/30		$800,000	787,024
			1,038,515
Spain — 1.4%
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	6,000,000	5,843,435
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,263,000	1,637,631
Spain Government Bond, 1.25%, 10/31/30(1)	EUR	1,500,000	1,524,898
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	11,750,000	10,654,911
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	2,200,000	2,246,306
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	7,100,000	7,890,583
			29,797,764
Sweden — 0.1%
Sweden Government Bond, 3.50%, 3/30/39	SEK	15,600,000	1,987,573
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,902,000	6,297,005

		Principal Amount/Shares	Value
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,534,000	$3,111,262
Swiss Confederation Government Bond, 0.00%, 7/24/39(2)	CHF	2,500,000	2,178,489
			11,586,756
Thailand — 0.6%
Thailand Government Bond, 3.625%, 6/16/23	THB	78,650,000	2,367,042
Thailand Government Bond, 3.85%, 12/12/25	THB	335,100,000	10,406,978
			12,774,020
United Kingdom — 2.4%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	7,000,000	8,324,069
United Kingdom Gilt, 4.75%, 12/7/30	GBP	3,600,000	5,591,870
United Kingdom Gilt, 0.25%, 7/31/31	GBP	10,300,000	11,162,142
United Kingdom Gilt, 1.00%, 1/31/32	GBP	9,500,000	10,981,072
United Kingdom Gilt, 4.50%, 12/7/42	GBP	954,000	1,681,057
United Kingdom Gilt, 4.25%, 12/7/49	GBP	3,720,000	6,844,322
United Kingdom Gilt, 4.25%, 12/7/55	GBP	3,780,000	7,426,060
			52,010,592
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $698,848,877)			610,194,240
CORPORATE BONDS — 26.2%
Aerospace and Defense — 0.3%
Boeing Co., 5.15%, 5/1/30		$990,000	984,242
Boeing Co., 5.81%, 5/1/50		530,000	531,031
Raytheon Technologies Corp., 4.125%, 11/16/28		2,580,000	2,584,307
TransDigm, Inc., 4.625%, 1/15/29		3,130,000	2,727,294
			6,826,874
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31(1)		1,016,000	834,038
Airlines — 0.7%
Air Canada, 3.875%, 8/15/26(1)		3,450,000	3,193,906
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		5,103,000	5,064,294
British Airways 2021-1 Class A Pass Through Trust, 2.90%, 9/15/36(1)		1,431,046	1,283,060
British Airways 2021-1 Class B Pass Through Trust, 3.90%, 3/15/33(1)		1,534,071	1,409,103
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)		2,900,000	2,870,299
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		1,342,110	1,298,998
United Airlines, Inc., 4.625%, 4/15/29(1)		1,016,000	933,648
			16,053,308
Auto Components†
Aptiv PLC, 3.10%, 12/1/51		790,000	543,778
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 3.10%, 5/4/23		1,400,000	1,385,300
Ford Motor Credit Co. LLC, 3.375%, 11/13/25		2,000,000	1,922,730
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		3,000,000	2,501,835
General Motors Co., 5.15%, 4/1/38		560,000	528,486
General Motors Financial Co., Inc., 2.75%, 6/20/25		3,248,000	3,116,539
General Motors Financial Co., Inc., 2.40%, 10/15/28		927,000	794,589
Volkswagen Financial Services NV, 1.125%, 9/18/23	GBP	1,500,000	1,841,542
			12,091,021
Banks — 4.1%
Banco Santander SA, 5.18%, 11/19/25		$1,000,000	1,023,865

		Principal Amount/Shares	Value
Banco Santander SA, VRN, 1.72%, 9/14/27		$800,000	$704,735
Banco Santander SA, VRN, 4.18%, 3/24/28		400,000	388,543
Bank of America Corp., 2.30%, 7/25/25	GBP	1,500,000	1,840,033
Bank of America Corp., VRN, 3.38%, 4/2/26		$2,200,000	2,153,202
Bank of America Corp., VRN, 3.42%, 12/20/28		3,291,000	3,119,070
Bank of America Corp., VRN, 2.88%, 10/22/30		3,036,000	2,718,644
Bank of America Corp., VRN, 2.48%, 9/21/36		3,000,000	2,404,957
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)		1,589,000	1,403,862
Barclays PLC, VRN, 1.375%, 1/24/26	EUR	600,000	620,168
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	2,000,000	2,110,137
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	2,000,000	2,298,023
BNP Paribas SA, VRN, 4.375%, 3/1/33(1)		$760,000	720,567
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	1,400,000	1,354,379
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	1,600,000	1,700,885
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	2,700,000	2,764,117
Citigroup, Inc., VRN, 2.01%, 1/25/26		$1,907,000	1,803,656
Citigroup, Inc., VRN, 3.07%, 2/24/28		1,441,000	1,355,571
Citigroup, Inc., VRN, 3.52%, 10/27/28		2,221,000	2,116,606
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	2,500,000	2,618,722
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(1)		$1,335,000	1,209,099
European Financial Stability Facility, 0.40%, 5/31/26	EUR	11,000,000	11,297,024
European Financial Stability Facility, 2.35%, 7/29/44	EUR	410,000	477,985
Fifth Third Bancorp, VRN, 4.06%, 4/25/28		$826,000	820,776
Fifth Third Bancorp, VRN, 4.34%, 4/25/33		546,000	544,514
FNB Corp., 2.20%, 2/24/23		1,160,000	1,150,307
HSBC Holdings PLC, VRN, 3.00%, 3/10/26		550,000	530,194
HSBC Holdings PLC, VRN, 2.80%, 5/24/32		1,560,000	1,316,226
ING Groep NV, 2.125%, 1/10/26	EUR	2,600,000	2,765,295
Intesa Sanpaolo SpA, 3.93%, 9/15/26	EUR	2,600,000	2,797,094
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$2,645,000	2,193,233
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		2,837,000	2,674,309
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		2,474,000	2,169,049
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31		1,930,000	1,678,905
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33		611,000	614,338
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	700,000	844,575
Lloyds Banking Group PLC, VRN, 1.75%, 9/7/28	EUR	800,000	842,354
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	2,000,000	2,277,512
National Australia Bank Ltd., 2.33%, 8/21/30(1)		$797,000	662,908
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	1,900,000	2,175,912
Societe Generale SA, 1.25%, 12/7/27	GBP	2,500,000	2,747,009
Societe Generale SA, VRN, 1.79%, 6/9/27(1)		$1,045,000	923,452
Societe Generale SA, VRN, 4.03%, 1/21/43(1)		488,000	376,345
Swedbank AB, 3.36%, 4/4/25(1)		280,000	278,115
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		2,700,000	2,234,174
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		3,970,000	3,784,613
US Bancorp, VRN, 2.49%, 11/3/36		665,000	559,687
Wells Fargo & Co., VRN, 3.53%, 3/24/28		921,000	885,255
Wells Fargo & Co., VRN, 3.07%, 4/30/41		1,345,000	1,084,314
Wells Fargo & Co., VRN, 4.61%, 4/25/53		461,000	454,741
Westpac Banking Corp., VRN, 2.89%, 2/4/30		675,000	644,424
Westpac Banking Corp., VRN, 3.02%, 11/18/36		661,000	548,550
			88,782,030

		Principal Amount/Shares	Value
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46		$1,065,000	$1,051,331
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	994,604
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29		$1,100,000	1,133,220
Keurig Dr Pepper, Inc., 4.05%, 4/15/32		450,000	431,227
			3,610,382
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29		1,130,000	1,053,352
CSL Finance PLC, 4.25%, 4/27/32(1)		533,000	529,050
			1,582,402
Building Products — 0.2%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		2,501,000	2,316,814
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		1,084,000	927,096
Fortune Brands Home & Security, Inc., 4.50%, 3/25/52		500,000	426,092
Standard Industries, Inc., 4.375%, 7/15/30(1)		810,000	676,350
			4,346,352
Capital Markets — 2.0%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26		3,272,000	2,881,855
Blackstone Private Credit Fund, 3.25%, 3/15/27(1)		1,122,000	1,007,447
Blackstone Secured Lending Fund, 2.85%, 9/30/28(1)		850,000	714,849
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		235,000	188,572
Blue Owl Finance LLC, 4.125%, 10/7/51(1)		549,000	386,416
Charles Schwab Corp., 2.45%, 3/3/27		571,000	537,796
Coinbase Global, Inc., 3.375%, 10/1/28(1)		5,181,000	4,031,932
Deutsche Bank AG, 2.625%, 12/16/24	GBP	2,100,000	2,572,832
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$1,668,000	1,476,926
Deutsche Bank AG, VRN, 4.30%, 5/24/28		3,706,000	3,636,725
Deutsche Bank AG, VRN, 4.875%, 12/1/32		2,595,000	2,380,253
FS KKR Capital Corp., 4.25%, 2/14/25(1)		369,000	354,928
FS KKR Capital Corp., 3.125%, 10/12/28		137,000	119,466
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	1,400,000	1,806,563
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27		$1,243,000	1,117,721
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29		2,270,000	2,182,024
Golub Capital BDC, Inc., 2.50%, 8/24/26		344,000	307,000
Hercules Capital, Inc., 2.625%, 9/16/26		887,000	799,533
Hercules Capital, Inc., 3.375%, 1/20/27		776,000	715,153
LPL Holdings, Inc., 4.625%, 11/15/27(1)		2,173,000	2,064,350
Main Street Capital Corp., 3.00%, 7/14/26		730,000	665,013
Morgan Stanley, VRN, 0.53%, 1/25/24		836,000	818,802
Morgan Stanley, VRN, 2.63%, 2/18/26		1,677,000	1,615,078
Morgan Stanley, VRN, 1.93%, 4/28/32		3,810,000	3,072,474
Morgan Stanley, VRN, 2.48%, 9/16/36		906,000	725,721
Owl Rock Capital Corp., 3.40%, 7/15/26		716,000	661,182
Owl Rock Capital Corp., 2.625%, 1/15/27		607,000	535,712
Owl Rock Core Income Corp., 5.50%, 3/21/25(1)		120,000	118,793
Owl Rock Core Income Corp., 3.125%, 9/23/26(1)		1,685,000	1,501,432
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		1,770,000	1,812,029
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		203,000	196,969
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		924,000	813,742
Prospect Capital Corp., 3.71%, 1/22/26		829,000	770,097
Prospect Capital Corp., 3.44%, 10/15/28		312,000	260,270

		Principal Amount/Shares	Value
UBS Group AG, VRN, 1.49%, 8/10/27(1)		$1,235,000	$1,096,991
			43,946,646
Chemicals — 0.2%
CF Industries, Inc., 5.15%, 3/15/34		910,000	942,392
CF Industries, Inc., 4.95%, 6/1/43		610,000	591,898
Tronox, Inc., 4.625%, 3/15/29(1)		2,050,000	1,832,044
			3,366,334
Commercial Services and Supplies†
Waste Connections, Inc., 3.20%, 6/1/32		435,000	395,603
Waste Connections, Inc., 2.95%, 1/15/52		672,000	501,338
			896,941
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.35%, 1/15/32		1,365,000	1,113,539
Construction Materials — 0.2%
Cemex SAB de CV, 5.20%, 9/17/30(1)		2,810,000	2,652,331
Eagle Materials, Inc., 2.50%, 7/1/31		843,000	714,106
Martin Marietta Materials, Inc., 2.40%, 7/15/31		970,000	819,316
			4,185,753
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		1,243,000	1,082,105
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33		1,000,000	821,649
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41		344,000	266,289
Ally Financial, Inc., 5.75%, 11/20/25		5,210,000	5,357,715
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		748,000	718,156
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)		1,066,000	918,370
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		1,738,000	1,497,762
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)		2,775,000	2,501,302
SLM Corp., 3.125%, 11/2/26		2,559,000	2,341,485
			15,504,833
Containers and Packaging — 0.1%
Sonoco Products Co., 2.25%, 2/1/27		1,238,000	1,150,795
Diversified Financial Services — 0.2%
Antares Holdings LP, 2.75%, 1/15/27(1)		713,000	611,402
Block Financial LLC, 3.875%, 8/15/30		1,955,000	1,818,479
Corebridge Financial, Inc., 3.85%, 4/5/29(1)		674,000	644,633
Corebridge Financial, Inc., 4.35%, 4/5/42(1)		236,000	213,733
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		2,060,000	2,015,680
			5,303,927
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.35%, 3/1/29		1,595,000	1,611,907
AT&T, Inc., 5.25%, 3/1/37		2,028,000	2,155,069
AT&T, Inc., 4.90%, 8/15/37		1,105,000	1,117,652
AT&T, Inc., 5.15%, 3/15/42		1,290,000	1,321,740
AT&T, Inc., 4.80%, 6/15/44		262,000	251,958
AT&T, Inc., 4.55%, 3/9/49		1,260,000	1,206,686
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	1,100,000	1,058,585
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,700,000	2,106,810
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		$1,928,000	1,736,366
Ooredoo International Finance Ltd., 2.625%, 4/8/31(1)		1,500,000	1,350,603

		Principal Amount/Shares	Value
Orange SA, 5.25%, 12/5/25	GBP	470,000	$644,138
Telecom Italia Capital SA, 6.375%, 11/15/33		$3,205,000	2,806,699
Telecom Italia SpA, 5.875%, 5/19/23	GBP	200,000	256,380
Telecom Italia SpA, 4.00%, 4/11/24	EUR	2,200,000	2,329,636
Verizon Communications, Inc., 4.33%, 9/21/28		$892,000	898,514
Verizon Communications, Inc., 1.75%, 1/20/31		1,490,000	1,217,897
Verizon Communications, Inc., 3.40%, 3/22/41		691,000	581,955
Verizon Communications, Inc., 4.86%, 8/21/46		660,000	666,454
			23,319,049
Electric Utilities — 0.8%
AEP Texas, Inc., 2.10%, 7/1/30		1,750,000	1,480,657
Alfa Desarrollo SpA, 4.55%, 9/27/51(1)		498,652	391,753
Baltimore Gas and Electric Co., 2.25%, 6/15/31		678,000	583,863
Commonwealth Edison Co., 3.20%, 11/15/49		640,000	519,568
Duke Energy Carolinas LLC, 2.55%, 4/15/31		462,000	410,187
Duke Energy Corp., 2.55%, 6/15/31		480,000	410,036
Duke Energy Florida LLC, 1.75%, 6/15/30		1,360,000	1,148,984
Duke Energy Progress LLC, 4.15%, 12/1/44		280,000	262,033
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	700,000	680,407
Exelon Corp., 4.45%, 4/15/46		$780,000	730,894
FEL Energy VI Sarl, 5.75%, 12/1/40(1)		3,125,993	2,719,130
Florida Power & Light Co., 2.45%, 2/3/32		651,000	575,063
Florida Power & Light Co., 4.125%, 2/1/42		680,000	659,222
Indiana Michigan Power Co., 3.25%, 5/1/51		429,000	338,225
MidAmerican Energy Co., 4.40%, 10/15/44		365,000	356,278
Northern States Power Co., 3.20%, 4/1/52		650,000	542,013
NRG Energy, Inc., 2.00%, 12/2/25(1)		2,130,000	1,981,228
Pacific Gas and Electric Co., 4.20%, 6/1/41		465,000	368,292
PacifiCorp, 3.30%, 3/15/51		870,000	711,794
Public Service Electric and Gas Co., 3.10%, 3/15/32		630,000	587,753
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		760,000	611,884
Union Electric Co., 3.90%, 4/1/52		630,000	574,249
Xcel Energy, Inc., 3.40%, 6/1/30		810,000	758,770
			17,402,283
Energy Equipment and Services†
Schlumberger Investment SA, 2.65%, 6/26/30		910,000	814,455
Entertainment — 0.3%
Magallanes, Inc., 3.76%, 3/15/27(1)		682,000	660,421
Magallanes, Inc., 5.05%, 3/15/42(1)		431,000	393,411
Magallanes, Inc., 5.14%, 3/15/52(1)		940,000	839,771
Netflix, Inc., 5.875%, 2/15/25		1,070,000	1,111,500
Netflix, Inc., 3.625%, 6/15/25(1)		497,000	486,342
Netflix, Inc., 4.875%, 4/15/28		2,586,000	2,535,366
Netflix, Inc., 5.875%, 11/15/28		1,005,000	1,037,663
Take-Two Interactive Software, Inc., 4.00%, 4/14/32		526,000	501,276
			7,565,750
Equity Real Estate Investment Trusts (REITs) — 1.8%
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)		8,398,000	7,165,426
American Tower Corp., 3.95%, 3/15/29		220,000	209,448
American Tower Corp., 4.05%, 3/15/32		456,000	428,184
Broadstone Net Lease LLC, 2.60%, 9/15/31		470,000	394,982

		Principal Amount/Shares	Value
Corporate Office Properties LP, 2.00%, 1/15/29		$995,000	$831,385
EPR Properties, 4.75%, 12/15/26		1,333,000	1,309,359
EPR Properties, 4.95%, 4/15/28		6,736,000	6,487,393
EPR Properties, 3.60%, 11/15/31		1,094,000	927,639
IIP Operating Partnership LP, 5.50%, 5/25/26		2,880,000	2,878,996
LXP Industrial Trust, 2.375%, 10/1/31		1,420,000	1,153,832
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		2,917,000	2,802,376
National Health Investors, Inc., 3.00%, 2/1/31		2,102,000	1,723,798
National Retail Properties, Inc., 4.80%, 10/15/48		880,000	870,879
Office Properties Income Trust, 2.40%, 2/1/27		1,029,000	890,936
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31		665,000	549,923
Piedmont Operating Partnership LP, 2.75%, 4/1/32		595,000	483,097
Rexford Industrial Realty LP, 2.15%, 9/1/31		1,301,000	1,067,282
Sabra Health Care LP, 3.20%, 12/1/31		1,493,000	1,254,048
STORE Capital Corp., 4.625%, 3/15/29		509,000	507,476
STORE Capital Corp., 2.70%, 12/1/31		1,988,000	1,656,899
Tanger Properties LP, 2.75%, 9/1/31		2,512,000	2,047,688
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)		3,860,000	3,473,517
			39,114,563
Food and Staples Retailing — 0.5%
Sysco Corp., 5.95%, 4/1/30		1,505,000	1,643,420
United Natural Foods, Inc., 6.75%, 10/15/28(1)		2,020,000	2,024,050
Walmart, Inc., 0.18%, 7/15/22	JPY	750,000,000	5,775,013
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	1,300,000	1,615,349
			11,057,832
Food Products — 0.6%
JDE Peet's NV, 2.25%, 9/24/31(1)		$1,394,000	1,123,422
Kraft Heinz Foods Co., 5.00%, 6/4/42		1,094,000	1,054,833
Lamb Weston Holdings, Inc., 4.125%, 1/31/30(1)		2,983,000	2,665,892
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,600,000	1,282,633
US Foods, Inc., 4.75%, 2/15/29(1)		$3,130,000	2,895,532
US Foods, Inc., 4.625%, 6/1/30(1)		3,591,000	3,218,200
			12,240,512
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAB de CV, 4.75%, 1/15/51(1)		2,100,000	1,727,922
Health Care Equipment and Supplies — 0.2%
Avantor Funding, Inc., 3.875%, 11/1/29(1)		1,925,000	1,729,834
Baxter International, Inc., 1.92%, 2/1/27(1)		1,470,000	1,338,368
Baxter International, Inc., 2.54%, 2/1/32(1)		2,120,000	1,808,090
			4,876,292
Health Care Providers and Services — 0.5%
Centene Corp., 4.625%, 12/15/29		2,318,000	2,248,460
Centene Corp., 3.375%, 2/15/30		2,241,000	2,005,370
CVS Health Corp., 1.75%, 8/21/30		1,580,000	1,289,612
CVS Health Corp., 4.78%, 3/25/38		320,000	316,880
CVS Health Corp., 5.05%, 3/25/48		580,000	584,414
HCA, Inc., 2.375%, 7/15/31		220,000	181,214
HCA, Inc., 3.50%, 7/15/51		950,000	706,116
Humana, Inc., 2.15%, 2/3/32		872,000	718,525
Kaiser Foundation Hospitals, 3.00%, 6/1/51		470,000	365,221

		Principal Amount/Shares	Value
Roche Holdings, Inc., 2.61%, 12/13/51(1)		$1,220,000	$920,243
Universal Health Services, Inc., 1.65%, 9/1/26(1)		1,533,000	1,364,458
Universal Health Services, Inc., 2.65%, 10/15/30(1)		1,425,000	1,201,115
			11,901,628
Hotels, Restaurants and Leisure — 0.6%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)		2,758,000	2,368,115
Carnival Corp., 5.75%, 3/1/27(1)		3,770,000	3,420,144
International Game Technology PLC, 5.25%, 1/15/29(1)		1,810,000	1,719,156
Marriott International, Inc., 3.50%, 10/15/32		2,132,000	1,906,097
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		1,788,000	1,510,860
Scientific Games International, Inc., 7.25%, 11/15/29(1)		2,400,000	2,521,956
			13,446,328
Household Durables — 0.4%
D.R. Horton, Inc., 2.50%, 10/15/24		800,000	780,875
KB Home, 4.80%, 11/15/29		4,103,000	3,746,080
Safehold Operating Partnership LP, 2.85%, 1/15/32		2,183,000	1,814,622
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		2,069,000	1,718,387
			8,059,964
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.00%, 2/20/25	GBP	1,800,000	2,170,819
Insurance — 0.9%
Alleghany Corp., 3.25%, 8/15/51		$640,000	504,094
American International Group, Inc., 6.25%, 5/1/36		1,227,000	1,435,477
Assured Guaranty US Holdings, Inc., 3.60%, 9/15/51		768,000	614,524
Athene Global Funding, 1.99%, 8/19/28(1)		941,000	795,774
Brighthouse Financial Global Funding, 2.00%, 6/28/28(1)		681,000	595,530
Chubb INA Holdings, Inc., 2.85%, 12/15/51		570,000	435,432
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,800,000	1,782,526
GA Global Funding Trust, 2.90%, 1/6/32(1)		$1,715,000	1,470,152
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		698,000	591,206
Global Atlantic Fin Co., VRN, 4.70%, 10/15/51(1)		3,740,000	3,401,006
Guardian Life Global Funding, 1.625%, 9/16/28(1)		1,388,000	1,174,514
Hill City Funding Trust, 4.05%, 8/15/41(1)		1,150,000	900,097
Protective Life Global Funding, 3.22%, 3/28/25(1)		426,000	420,109
Prudential Financial, Inc., VRN, 5.125%, 3/1/52		978,000	952,626
RGA Global Funding, 2.70%, 1/18/29(1)		1,200,000	1,090,199
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)		773,000	734,235
SBL Holdings, Inc., 5.125%, 11/13/26(1)		985,000	979,214
SBL Holdings, Inc., VRN, 6.50%(1)(3)		2,512,000	2,210,560
			20,087,275
Internet and Direct Marketing Retail†
Amazon.com, Inc., 3.95%, 4/13/52		683,000	655,818
IT Services — 0.1%
Fiserv, Inc., 2.65%, 6/1/30		1,235,000	1,073,758
Life Sciences Tools and Services†
Danaher Corp., 2.80%, 12/10/51		930,000	688,883
Machinery — 0.1%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		2,364,000	2,375,942
Media — 1.0%
AMC Networks, Inc., 4.25%, 2/15/29		2,591,000	2,259,391
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		1,440,000	1,216,368

		Principal Amount/Shares	Value
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		$695,000	$597,944
Comcast Corp., 3.75%, 4/1/40		1,285,000	1,157,575
Discovery Communications LLC, 4.65%, 5/15/50		735,000	633,505
DISH DBS Corp., 5.25%, 12/1/26(1)		2,360,000	2,171,259
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		3,163,000	2,730,475
Omnicom Group, Inc., 2.60%, 8/1/31		910,000	786,981
Paramount Global, 4.20%, 6/1/29		810,000	778,723
Paramount Global, 4.375%, 3/15/43		505,000	418,051
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		5,090,000	4,228,136
Time Warner Cable LLC, 4.50%, 9/15/42		1,735,000	1,436,821
VTR Finance NV, 6.375%, 7/15/28(1)		3,070,000	2,806,793
Walt Disney Co., 4.70%, 3/23/50		585,000	597,550
			21,819,572
Metals and Mining — 0.9%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)		2,940,000	2,756,147
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		5,739,000	5,386,884
Freeport-McMoRan, Inc., 4.625%, 8/1/30		3,481,000	3,367,397
Glencore Funding LLC, 2.625%, 9/23/31(1)		1,280,000	1,069,997
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		2,200,000	1,911,954
Novelis Corp., 4.75%, 1/30/30(1)		1,283,000	1,181,803
Novelis Corp., 3.875%, 8/15/31(1)		1,315,000	1,129,730
Nucor Corp., 3.125%, 4/1/32		835,000	752,247
South32 Treasury Ltd., 4.35%, 4/14/32(1)		885,000	854,423
Teck Resources Ltd., 6.25%, 7/15/41		1,200,000	1,304,356
			19,714,938
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		2,948,000	2,649,810
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)		7,288,000	6,806,591
			9,456,401
Multi-Utilities — 0.3%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)		1,645,000	1,480,474
Ameren Corp., 3.50%, 1/15/31		1,243,000	1,163,826
Dominion Energy, Inc., 4.90%, 8/1/41		750,000	750,672
NiSource, Inc., 5.65%, 2/1/45		967,000	990,860
Sempra Energy, 3.25%, 6/15/27		770,000	738,248
WEC Energy Group, Inc., 1.375%, 10/15/27		1,240,000	1,086,102
			6,210,182
Multiline Retail — 0.2%
Dollar Tree, Inc., 2.65%, 12/1/31		1,340,000	1,144,521
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	1,400,000	1,684,494
Target Corp., 2.95%, 1/15/52		$923,000	734,159
			3,563,174
Oil, Gas and Consumable Fuels — 2.0%
Aker BP ASA, 3.75%, 1/15/30(1)		2,580,000	2,411,974
Aker BP ASA, 4.00%, 1/15/31(1)		650,000	611,663
BP Capital Markets America, Inc., 3.06%, 6/17/41		750,000	612,505
Cenovus Energy, Inc., 2.65%, 1/15/32		770,000	656,369
Continental Resources, Inc., 2.27%, 11/15/26(1)		920,000	841,473
Continental Resources, Inc., 2.875%, 4/1/32(1)		630,000	521,514

		Principal Amount/Shares	Value
Diamondback Energy, Inc., 3.50%, 12/1/29		$680,000	$639,029
Diamondback Energy, Inc., 4.25%, 3/15/52		200,000	175,397
Enbridge, Inc., 3.40%, 8/1/51		900,000	708,265
Energy Transfer LP, 3.60%, 2/1/23		949,000	950,969
Energy Transfer LP, 3.75%, 5/15/30		500,000	461,737
Energy Transfer LP, 4.90%, 3/15/35		450,000	427,135
Enterprise Products Operating LLC, 4.85%, 3/15/44		1,365,000	1,312,100
Enterprise Products Operating LLC, 3.30%, 2/15/53		644,000	485,025
Equinor ASA, 3.25%, 11/18/49		320,000	266,356
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(1)		4,421,745	3,704,992
Geopark Ltd., 5.50%, 1/17/27(1)		2,250,000	2,030,884
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		690,000	754,749
MEG Energy Corp., 5.875%, 2/1/29(1)		4,000,000	3,919,980
MPLX LP, 4.95%, 3/14/52		890,000	817,514
Petroleos Mexicanos, 5.95%, 1/28/31		6,000,000	5,058,210
Petroleos Mexicanos, 6.70%, 2/16/32		356,000	307,454
Petroleos Mexicanos, 6.625%, 6/15/35		1,290,000	1,048,460
SA Global Sukuk Ltd., 2.69%, 6/17/31(1)		5,250,000	4,733,458
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		2,185,000	2,264,238
Southwestern Energy Co., 5.375%, 3/15/30		4,136,000	4,089,160
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		180,000	167,075
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		1,701,000	1,482,490
Williams Cos., Inc., 4.55%, 6/24/24		1,040,000	1,054,689
			42,514,864
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(1)		920,000	849,199
Personal Products†
GSK Consumer Healthcare Capital US LLC, 4.00%, 3/24/52(1)		505,000	454,282
Pharmaceuticals — 0.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,800,000	1,801,741
Bristol-Myers Squibb Co., 2.95%, 3/15/32		$1,173,000	1,079,287
Bristol-Myers Squibb Co., 2.55%, 11/13/50		1,678,000	1,209,689
Merck & Co., Inc., 1.70%, 6/10/27		915,000	837,538
Viatris, Inc., 4.00%, 6/22/50		659,000	488,395
			5,416,650
Real Estate Management and Development — 0.2%
Essential Properties LP, 2.95%, 7/15/31		910,000	750,556
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(1)		676,000	586,720
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.25%, 4/15/30(1)		4,301,000	3,490,175
			4,827,451
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		757,000	714,541
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51		550,000	457,459
DAE Funding LLC, 1.55%, 8/1/24(1)		1,289,000	1,203,380
DAE Funding LLC, 3.375%, 3/20/28(1)		1,145,000	1,046,244
Union Pacific Corp., 3.55%, 8/15/39		1,400,000	1,259,628
			4,681,252
Semiconductors and Semiconductor Equipment — 0.6%
Broadcom, Inc., 4.00%, 4/15/29(1)		565,000	539,540
Broadcom, Inc., 4.93%, 5/15/37(1)		823,000	770,214

		Principal Amount/Shares	Value
Intel Corp., 2.80%, 8/12/41		$1,680,000	$1,324,765
Intel Corp., 3.20%, 8/12/61		610,000	462,149
Microchip Technology, Inc., 4.25%, 9/1/25		5,145,000	5,109,202
Qorvo, Inc., 4.375%, 10/15/29		2,289,000	2,129,640
Qorvo, Inc., 3.375%, 4/1/31(1)		1,909,000	1,601,899
			11,937,409
Software — 0.2%
NCR Corp., 5.125%, 4/15/29(1)		2,700,000	2,576,219
Oracle Corp., 3.60%, 4/1/40		970,000	752,657
Workday, Inc., 3.70%, 4/1/29		389,000	372,183
			3,701,059
Specialty Retail — 0.4%
AutoNation, Inc., 1.95%, 8/1/28		456,000	390,289
Dick's Sporting Goods, Inc., 3.15%, 1/15/32		1,388,000	1,160,093
Home Depot, Inc., 3.90%, 6/15/47		630,000	582,552
Home Depot, Inc., 2.375%, 3/15/51		298,000	207,986
Lowe's Cos., Inc., 2.625%, 4/1/31		1,855,000	1,627,723
Lowe's Cos., Inc., 4.25%, 4/1/52		1,930,000	1,737,491
Michaels Cos., Inc., 5.25%, 5/1/28(1)		2,015,000	1,735,298
Victoria's Secret & Co., 4.625%, 7/15/29(1)		1,620,000	1,330,976
			8,772,408
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 2.65%, 2/8/51		1,595,000	1,210,912
Dell International LLC / EMC Corp., 5.30%, 10/1/29		510,000	526,652
Dell International LLC / EMC Corp., 8.10%, 7/15/36		689,000	844,460
HP, Inc., 4.00%, 4/15/29		965,000	918,563
HP, Inc., 4.20%, 4/15/32		453,000	415,849
Seagate HDD Cayman, 4.875%, 3/1/24		537,000	540,351
			4,456,787
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 7.625%, 5/1/26(1)		2,514,000	2,291,008
Freedom Mortgage Corp., 6.625%, 1/15/27(1)		1,878,000	1,628,245
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	2,400,000	2,511,666
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$1,845,000	1,760,440
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc., 2.875%, 10/15/26(1)		6,259,000	5,546,194
			13,737,553
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		989,000	987,942
BOC Aviation Ltd., 1.75%, 1/21/26		2,000,000	1,832,588
			2,820,530
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30		1,410,000	1,263,622
Wireless Telecommunication Services — 0.7%
Sprint Corp., 7.625%, 2/15/25		3,310,000	3,524,720
T-Mobile USA, Inc., 4.75%, 2/1/28		3,945,000	3,898,153
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		745,000	661,336
T-Mobile USA, Inc., 3.50%, 4/15/31		3,553,000	3,153,998
T-Mobile USA, Inc., 3.40%, 10/15/52(1)		445,000	337,917
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	3,400,000	3,536,170
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	1,000,000	988,127
			16,100,421
TOTAL CORPORATE BONDS (Cost $645,026,938)			571,015,780

		Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 8.6%
U.S. Treasury Bonds, 3.50%, 2/15/39		$50,000	$53,242
U.S. Treasury Bonds, 1.375%, 11/15/40(4)		500,000	374,346
U.S. Treasury Bonds, 2.00%, 11/15/41(4)		5,500,000	4,553,828
U.S. Treasury Bonds, 2.375%, 2/15/42		34,000,000	30,052,812
U.S. Treasury Bonds, 2.75%, 11/15/42		5,000,000	4,659,180
U.S. Treasury Bonds, 2.50%, 2/15/45		13,000,000	11,518,711
U.S. Treasury Bonds, 2.875%, 8/15/45		3,500,000	3,318,848
U.S. Treasury Bonds, 2.50%, 2/15/46		2,000,000	1,775,234
U.S. Treasury Bonds, 2.25%, 8/15/46		5,000,000	4,224,609
U.S. Treasury Bonds, 3.00%, 5/15/47		5,000,000	4,880,762
U.S. Treasury Bonds, 2.25%, 2/15/52		15,000,000	12,883,594
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		6,143,640	6,235,693
U.S. Treasury Notes, 1.50%, 2/29/24(4)		46,000,000	45,045,859
U.S. Treasury Notes, 1.50%, 2/15/25		30,000,000	28,884,375
U.S. Treasury Notes, 1.875%, 2/28/29		10,840,000	10,125,238
U.S. Treasury Notes, 2.375%, 3/31/29		20,000,000	19,284,375
TOTAL U.S. TREASURY SECURITIES (Cost $200,164,292)			187,870,706
ASSET-BACKED SECURITIES — 4.4%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		5,884,089	5,048,067
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)		4,573,996	4,074,552
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	9,350,000	6,924,888
Diamond Resorts Owner Trust, Series 2021-1A, Class B, 2.05%, 11/21/33(1)		$2,919,665	2,775,914
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		3,644,172	3,237,272
FirstKey Homes Trust, Series 2020-SFR1, Class C, 1.94%, 8/17/37(1)		4,057,000	3,743,846
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		13,400,000	12,354,288
FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.24%, 8/17/38(1)		5,800,000	5,076,512
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		10,175,000	9,573,798
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		1,677,201	1,581,203
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)		2,806,539	2,594,254
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		5,711,255	5,104,766
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A SEQ, 2.64%, 10/15/46(1)		6,754,872	6,156,222
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		6,785,275	6,066,838
Navigator Aircraft ABS Ltd., Series 2021-1, Class A SEQ, 2.77%, 11/15/46(1)		6,861,161	6,234,095
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		4,249,068	3,964,244
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		7,500,000	6,724,697
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)		2,700,000	2,365,239
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)		1,454,055	1,384,751

	Principal Amount/Shares	Value
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	$1,037,074	$1,021,299
TOTAL ASSET-BACKED SECURITIES (Cost $105,214,251)		96,006,745
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 3.04%, (3-month LIBOR plus 1.90%), 7/22/32(1)	3,000,000	2,955,970
AMMC CLO XIII Ltd., Series 2013-13A, Class A3R2, VRN, 3.43%, (3-month LIBOR plus 2.25%), 7/24/29(1)	4,500,000	4,450,255
ARES LII CLO Ltd., Series 2019-52A, Class CR, VRN, 3.24%, (3-month LIBOR plus 2.10%), 4/22/31(1)	2,400,000	2,367,855
ARES LII CLO Ltd., Series 2019-52A, Class DR, VRN, 4.44%, (3-month LIBOR plus 3.30%), 4/22/31(1)	5,200,000	5,119,886
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(1)	5,300,000	5,193,038
Ares XXXIV CLO Ltd., Series 2015-2A, Class BR2, VRN, 2.64%, (3-month LIBOR plus 1.60%), 4/17/33(1)	5,650,000	5,572,847
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 3.09%, (3-month LIBOR plus 2.05%), 4/18/31(1)	6,225,000	6,125,157
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 4.01%, (3-month LIBOR plus 2.95%), 7/20/32(1)	1,950,000	1,931,691
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 2.89%, (3-month LIBOR plus 1.85%), 10/15/30(1)	4,250,000	4,156,280
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.36%, (3-month LIBOR plus 1.85%), 5/15/32(1)	3,050,000	3,003,032
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.18%, (3-month LIBOR plus 1.12%), 7/20/31(1)	3,025,000	3,008,886
KKR CLO Ltd., Series 2018, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/18/30(1)	2,975,000	2,951,904
KKR CLO Ltd., Series 2022A, Class B, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(1)	4,000,000	3,966,284
Magnetite XXV Ltd., Series 2020-25A, Class C, VRN, 3.28%, (3-month LIBOR plus 2.10%), 1/25/32(1)	5,200,000	5,149,612
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)	4,850,000	4,788,558
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class DR, VRN, 3.91%, (3-month LIBOR plus 2.85%), 1/20/31(1)	3,500,000	3,421,972
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.00%), 7/19/30(1)	4,500,000	4,433,325
Palmer Square Loan Funding Ltd., Series 2022-1A, Class B, VRN, 2.23%, (3-month SOFR plus 2.00%), 4/15/30(1)	3,500,000	3,429,634
Rockford Tower CLO Ltd., Series 2020-1A, Class C, VRN, 3.41%, (3-month LIBOR plus 2.35%), 1/20/32(1)	4,000,000	3,959,820
Sound Point CLO IX Ltd., Series 2015-2A, Class CRRR, VRN, 3.56%, (3-month LIBOR plus 2.50%), 7/20/32(1)	8,000,000	7,887,684
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/18/33(1)	4,750,000	4,711,871
TCI-Symphony CLO Ltd., Series 2016 -1A, Class CR2, VRN, 3.17%, (3-month LIBOR plus 2.15%), 10/13/32(1)	3,850,000	3,795,032
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $93,419,481)		92,380,593
PREFERRED STOCKS — 3.8%
Automobiles — 0.2%
Volkswagen International Finance NV, 3.875%	4,500,000	4,372,968
Banks — 0.9%
Banco Santander SA, 4.75%	3,800,000	3,366,111
Bank of America Corp., 4.375%	3,740,000	3,319,250
BNP Paribas SA, 4.625%(1)	4,585,000	4,158,778

	Principal Amount/Shares	Value
Commerzbank AG, 4.25%	600,000	$545,820
ING Groep NV, 3.875%	3,885,000	3,166,275
Intesa Sanpaolo SpA, 3.75%	2,400,000	2,245,462
PNC Financial Services Group, Inc., 3.40%	603,000	520,088
SVB Financial Group, 4.25%	1,336,000	1,158,980
UniCredit SpA, 3.875%	1,700,000	1,449,440
		19,930,204
Capital Markets — 0.1%
UBS Group AG, 4.875%(1)	1,830,000	1,679,025
Diversified Telecommunication Services — 0.2%
Orange SA, 2.375%	1,000,000	1,034,384
Telefonica Europe BV, 2.38%	2,300,000	2,000,931
Telefonica Europe BV, 2.875%	1,800,000	1,710,223
		4,745,538
Electric Utilities — 0.4%
Electricite de France SA, 3.375%	3,600,000	3,218,653
Enel SpA, 2.25%	2,500,000	2,447,379
Naturgy Finance BV, 2.37%	1,600,000	1,500,008
SSE PLC, 3.125%	2,600,000	2,657,813
		9,823,853
Hotels, Restaurants and Leisure — 0.1%
Accor SA, 2.625%	2,600,000	2,488,867
Insurance — 1.1%
Allianz SE, 2.625%	2,000,000	1,764,151
Allianz SE, 3.20%(1)	7,595,000	6,187,647
Assicurazioni Generali SpA, 4.60%	3,900,000	4,132,306
AXA SA, 6.69%	1,230,000	1,691,342
BNP Paribas Cardif SA, 4.03%	3,100,000	3,372,021
Credit Agricole Assurances SA, 4.25%	3,300,000	3,548,682
Intesa Sanpaolo Vita SpA, 4.75%	2,300,000	2,433,968
		23,130,117
Oil, Gas and Consumable Fuels — 0.4%
Eni SpA, 3.375%	4,700,000	4,485,436
TotalEnergies SE, 2.625%	4,292,000	4,398,260
		8,883,696
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.125%	4,320,000	3,680,069
Aircastle Ltd., 5.25%(1)	5,290,000	4,715,459
		8,395,528
TOTAL PREFERRED STOCKS (Cost $98,963,900)		83,449,796
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Angel Oak Mortgage Trust, Series 2019-6, Class M1, VRN, 3.39%, 11/25/59(1)	$5,500,000	5,489,781
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	204,428	206,200
Bellemeade Re Ltd., Series 2019-1A, Class B1, VRN, 4.67%, (1-month LIBOR plus 4.00%), 3/25/29(1)	3,700,000	3,682,789
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 1.97%, 8/25/34	551,249	557,369
Deephaven Residential Mortgage Trust, Series 2020-2, Class B1, VRN, 5.85%, 5/25/65(1)	4,482,000	4,565,822

	Principal Amount/Shares	Value
Ellington Financial Mortgage Trust, Series 2020-1, Class B1, VRN, 5.17%, 5/25/65(1)	$3,900,000	$3,978,700
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.38%, 6/25/56(1)	5,000,000	4,346,593
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	186,536	186,157
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 11/21/34	329,927	326,850
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.19%, 11/25/35	19,230	18,916
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.81%, 2/25/35	316,598	314,259
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.81%, 2/25/35	162,791	161,862
New Residential Mortgage Loan Trust, Series 2015-2A, Class B5, VRN, 5.44%, 8/25/55(1)	4,439,537	4,215,242
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class B1, VRN, 3.74%, 9/25/59(1)	5,154,000	4,837,120
Radnor Re Ltd., Series 2018-1, Class M2, VRN, 3.37%, (1-month LIBOR plus 2.70%), 3/25/28(1)	10,900,000	10,801,543
Starwood Mortgage Residential Trust, Series 2020-2 Class B2E, VRN, 3.00%, 4/25/60(1)	5,000,000	5,004,867
Starwood Mortgage Residential Trust, Series 2020-3, Class M1 SEQ, VRN, 3.54%, 4/25/65(1)	3,529,000	3,447,088
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.40%, 7/25/34	430,100	434,190
		52,575,348
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.92%, (1-month LIBOR plus 3.25%), 5/25/25	565,955	570,504
FHLMC, Series 2018-DNA3, Class M2, VRN, 2.77%, (1-month LIBOR plus 2.10%), 9/25/48(1)	4,850,554	4,883,978
FHLMC, Series 2020-HQA4, Class M2, VRN, 3.82%, (1-month LIBOR plus 3.15%), 9/25/50(1)	331,977	332,460
FHLMC, Series 5123, Class HI, IO, 5.00%, 1/25/42	589,963	108,292
FHLMC, Series 5146, Class DI, IO, 5.50%, 7/25/39	1,028,127	199,402
FNMA, Series 2013-C01, Class M2, VRN, 5.92%, (1-month LIBOR plus 5.25%), 10/25/23	2,522,980	2,628,977
FNMA, Series 2014-C02, Class 2M2, VRN, 3.27%, (1-month LIBOR plus 2.60%), 5/25/24	1,508,087	1,520,240
FNMA, Series 2015-C04, Class 1M2, VRN, 6.37%, (1-month LIBOR plus 5.70%), 4/25/28	1,468,442	1,576,932
		11,820,785
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $66,625,312)		64,396,133
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.0%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.2%
FHLMC, VRN, 2.36%, (1-year H15T1Y plus 2.25%), 9/1/35	436,294	454,551
FHLMC, VRN, 1.88%, (12-month LIBOR plus 1.63%), 8/1/46	394,886	405,816
FNMA, VRN, 1.75%, (6-month LIBOR plus 1.57%), 6/1/35	219,253	227,784
FNMA, VRN, 1.77%, (6-month LIBOR plus 1.57%), 6/1/35	203,549	211,214
FNMA, VRN, 1.93%, (6-month LIBOR plus 1.54%), 9/1/35	436,735	450,778
FNMA, VRN, 3.18%, (12-month LIBOR plus 1.61%), 3/1/47	749,296	746,061
FNMA, VRN, 3.13%, (12-month LIBOR plus 1.61%), 4/1/47	476,285	473,477
FNMA, VRN, 3.22%, (12-month LIBOR plus 1.62%), 5/1/47	570,762	579,616
		3,549,297
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, 6.00%, 2/1/38	890	985

	Principal Amount/Shares	Value
FHLMC, 3.00%, 7/1/51	$7,015,120	$6,645,490
FHLMC, 3.00%, 7/1/51	6,985,031	6,612,666
FHLMC, 3.00%, 12/1/51	7,066,101	6,689,374
FNMA, 3.50%, 10/1/40	981,970	971,056
FNMA, 4.50%, 9/1/41	6,507	6,775
FNMA, 3.50%, 12/1/41	54,868	54,160
FNMA, 3.50%, 5/1/42	21,537	21,298
FNMA, 3.50%, 6/1/42	12,353	12,215
FNMA, 3.50%, 8/1/42	74,608	73,775
FNMA, 3.50%, 9/1/42	7,778	7,691
FNMA, 4.00%, 2/1/46	133,537	134,980
FNMA, 3.00%, 2/1/52	7,005,830	6,632,311
FNMA, 3.00%, 2/1/52	322,129	304,795
GNMA, 4.00%, TBA	1,400,000	1,402,461
GNMA, 6.00%, 7/15/33	2,031	2,240
GNMA, 5.50%, 1/15/39	2,198	2,420
GNMA, 5.50%, 9/15/39	8,339	9,126
GNMA, 4.50%, 10/15/39	2,870	3,034
GNMA, 5.00%, 10/15/39	4,784	5,090
GNMA, 4.50%, 1/15/40	3,736	3,937
GNMA, 4.00%, 12/15/40	4,613	4,724
GNMA, 4.50%, 12/15/40	15,513	16,397
GNMA, 3.50%, 6/20/42	2,265,455	2,266,082
GNMA, 3.50%, 3/15/46	407,642	409,609
GNMA, 3.50%, 6/20/51	891,826	875,819
GNMA, 2.50%, 9/20/51	718,414	668,460
UMBS, 3.50%, TBA	3,240,000	3,143,053
UMBS, 4.00%, TBA	2,152,000	2,140,399
		39,120,422
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $44,430,518)		42,669,719
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(1)	5,700,000	5,069,760
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	6,200,000	5,376,723
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 2.41%, (1-month LIBOR plus 1.85%), 11/15/38(1)	10,450,000	10,218,412
BX Trust, Series 2021-RISE, Class D, VRN, 2.30%, (1-month LIBOR plus 1.75%), 11/15/36(1)	6,572,000	6,396,645
BXMT Ltd., Series 2020-FL2, Class D, VRN, 2.33%, (30-day average SOFR plus 2.06%), 2/15/38(1)	8,000,000	7,822,324
PFP Ltd., Series 2021-8, Class D, VRN, 2.70%, (1-month LIBOR plus 2.15%), 8/9/37(1)	4,800,000	4,686,380
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $42,177,873)		39,570,244
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	605,000	784,038
California State University Rev., 2.98%, 11/1/51	825,000	668,415
Chicago GO, 7.05%, 1/1/29, Prerefunded at 100% of Par(5)	45,000	46,369
Chicago GO, 7.05%, 1/1/29	285,000	306,680
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	31,280
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)	725,000	645,099

	Principal Amount/Shares	Value
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	$1,905,000	$1,655,162
Los Angeles Community College District GO, 6.75%, 8/1/49	675,000	957,584
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	70,000	81,156
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	200,000	239,633
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	1,600,000	1,350,712
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	193,413
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	100,000	135,943
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	230,000	304,351
New York City Municipal Water Finance Authority Rev., 5.95%, 6/15/42	45,000	56,242
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	830,000	655,769
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	130,000	158,798
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	400,000	443,295
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	450,000	355,449
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	205,000	234,814
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	200,000	232,023
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	300,000	329,984
State of California GO, 4.60%, 4/1/38	120,000	125,250
State of California GO, 7.55%, 4/1/39	410,000	569,178
State of California GO, 7.30%, 10/1/39	595,000	787,070
State of California GO, 7.60%, 11/1/40	20,000	28,198
TOTAL MUNICIPAL SECURITIES (Cost $12,959,020)		11,375,905
BANK LOAN OBLIGATIONS(6) — 0.5%
Media — 0.2%
DirecTV Financing, LLC, Term Loan, 5.76%, (1-month LIBOR plus 5.00%), 8/2/27	4,015,775	4,004,069
Technology Hardware, Storage and Peripherals — 0.3%
McAfee, LLC, 2022 USD Term Loan B, 4.50%, (30-day average SOFR plus 4.00%), 3/1/29	5,975,000	5,825,625
TOTAL BANK LOAN OBLIGATIONS (Cost $9,975,289)		9,829,694
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FHLMC, 6.25%, 7/15/32 (Cost $2,683,846)	2,000,000	2,524,843
SHORT-TERM INVESTMENTS(7) — 13.7%
Commercial Paper(8) — 2.4%
Bennington Stark Capital Co. LLC, 0.36%, 5/4/22(1)	20,000,000	19,998,906
Chesham Finance Ltd. / Chesham Finance LLC, 0.32%, 5/2/22(1)	70,000,000	69,997,947
Credit Agricole Corporate and Investment Bank, 0.32%, 5/2/22(1)	31,560,000	31,559,058
Nestle Finance International Ltd., 0.44%, 5/18/22(1)	20,000,000	19,994,216
		141,550,127
Discount Notes(8) — 1.4%
FHLB, 0.18%, 5/5/22	31,070,000	31,068,786
Treasury Bills(8) — 5.8%
U.S. Treasury Bills, 1.15%, 10/6/22	55,300,000	55,018,435

	Principal Amount/Shares	Value
U.S. Treasury Bills, 1.55%, 3/23/23	$26,300,000	$25,873,604
U.S. Treasury Bills, 1.94%, 4/20/23	45,200,000	44,307,816
		125,199,855
TOTAL SHORT-TERM INVESTMENTS (Cost $297,952,864)		297,818,768
TOTAL INVESTMENT SECURITIES — 96.9% (Cost $2,318,442,461)		2,109,103,166
OTHER ASSETS AND LIABILITIES — 3.1%		66,600,827
TOTAL NET ASSETS — 100.0%		$2,175,703,993

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,455,942	USD	1,877,194	UBS AG	6/15/22	$(140,609)
AUD	14,612,510	USD	11,194,863	UBS AG	6/15/22	(862,422)
AUD	778,502	USD	557,443	UBS AG	6/15/22	(6,968)
USD	16,551,147	AUD	22,552,319	UBS AG	6/15/22	604,502
BRL	14,735,452	USD	2,829,442	Goldman Sachs & Co.	6/15/22	111,289
BRL	50,434,242	USD	10,049,665	Goldman Sachs & Co.	6/15/22	15,418
USD	3,048,256	BRL	14,735,452	Goldman Sachs & Co.	6/15/22	107,525
USD	10,377,416	BRL	50,434,242	Goldman Sachs & Co.	6/15/22	312,333
CAD	4,918,722	USD	3,953,785	UBS AG	6/15/22	(125,316)
USD	56,642,687	CAD	72,341,208	UBS AG	6/15/22	336,174
CHF	1,004,553	USD	1,084,895	Morgan Stanley	6/15/22	(49,967)
USD	13,686,236	CHF	12,631,575	Morgan Stanley	6/15/22	672,718
CLP	8,884,925,252	USD	10,863,360	Morgan Stanley	6/15/22	(534,079)
CNY	157,671,185	USD	24,699,802	Morgan Stanley	6/15/22	(972,366)
CNY	348,525,173	USD	54,538,013	Morgan Stanley	6/15/22	(2,089,566)
CNY	132,929,418	USD	20,195,901	Morgan Stanley	6/15/22	(191,775)
CNY	159,996,601	USD	24,114,032	Morgan Stanley	6/15/22	(36,651)
USD	181,171,544	CNY	1,156,780,311	Morgan Stanley	6/15/22	7,091,348
COP	94,800,104	USD	24,547	Bank of America N.A.	6/15/22	(767)
USD	3,249,300	CZK	77,749,445	UBS AG	6/15/22	(67,372)
USD	5,605,598	DKK	38,218,687	UBS AG	6/15/22	174,892
EUR	1,161,928	USD	1,280,093	JPMorgan Chase Bank N.A.	6/15/22	(51,904)
EUR	754,015	USD	831,683	JPMorgan Chase Bank N.A.	6/15/22	(34,670)
EUR	21,407,549	USD	23,711,066	JPMorgan Chase Bank N.A.	6/15/22	(1,082,709)
EUR	6,497,701	USD	7,141,565	JPMorgan Chase Bank N.A.	6/15/22	(273,319)
USD	321,191,043	EUR	294,203,734	JPMorgan Chase Bank N.A.	6/15/22	10,209,759
USD	21,784,070	EUR	19,659,045	JPMorgan Chase Bank N.A.	6/15/22	1,003,929
USD	11,922,893	EUR	10,776,110	JPMorgan Chase Bank N.A.	6/15/22	532,254
USD	14,965,706	EUR	13,592,250	JPMorgan Chase Bank N.A.	6/15/22	598,331
USD	4,636,478	EUR	4,212,720	JPMorgan Chase Bank N.A.	6/15/22	183,519
USD	4,666,937	EUR	4,192,245	JPMorgan Chase Bank N.A.	6/15/22	235,621
USD	805,522	EUR	738,524	JPMorgan Chase Bank N.A.	6/15/22	24,882
USD	3,350,456	EUR	3,184,747	JPMorgan Chase Bank N.A.	6/15/22	(15,908)
GBP	4,511,937	USD	5,927,422	Bank of America N.A.	6/15/22	(253,690)
USD	68,366,444	GBP	52,104,599	Bank of America N.A.	6/15/22	2,845,245
USD	11,845,774	GBP	8,977,132	Bank of America N.A.	6/15/22	557,089
USD	11,977,748	GBP	9,038,582	Bank of America N.A.	6/15/22	611,789

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	706,247	USD	1,927	UBS AG	6/15/22	$31
HUF	3,799,095,995	USD	10,512,164	UBS AG	6/15/22	22,412
USD	10,778,358	HUF	3,799,802,242	UBS AG	6/15/22	241,823
IDR	285,495,984,929	USD	19,936,870	Goldman Sachs & Co.	6/15/22	(378,890)
USD	19,764,373	IDR	286,603,179,197	Goldman Sachs & Co.	6/15/22	130,544
JPY	1,130,294,136	USD	9,384,629	Bank of America N.A.	6/15/22	(662,817)
JPY	500,000,000	USD	4,049,589	Bank of America N.A.	6/15/22	(191,384)
JPY	166,101,903	USD	1,365,739	Bank of America N.A.	6/15/22	(84,029)
JPY	578,479,897	USD	4,766,466	Bank of America N.A.	6/15/22	(302,678)
JPY	763,684,861	USD	6,226,329	Bank of America N.A.	6/15/22	(333,423)
JPY	1,297,770,936	USD	10,185,506	Bank of America N.A.	6/15/22	(171,374)
USD	177,635,137	JPY	20,442,251,598	Bank of America N.A.	6/15/22	19,894,351
USD	1,537,456	JPY	189,354,225	Bank of America N.A.	6/15/22	76,321
USD	3,075,291	JPY	402,919,068	Bank of America N.A.	6/15/22	(33,797)
USD	10,689,650	JPY	1,386,661,381	Bank of America N.A.	6/15/22	(10,397)
MXN	219,344,191	USD	10,838,931	Credit Suisse AG	6/15/22	(178,375)
MXN	217,549,521	USD	10,779,864	Credit Suisse AG	6/15/22	(206,533)
USD	10,562,775	MXN	215,681,295	Credit Suisse AG	6/15/22	80,243
USD	10,739,746	MXN	221,781,129	Credit Suisse AG	6/15/22	(39,249)
USD	2,791,953	MXN	60,357,004	Goldman Sachs & Co.	6/15/22	(141,515)
USD	6,800,279	MYR	28,370,762	Goldman Sachs & Co.	6/15/22	269,336
USD	5,262,654	NOK	47,658,907	UBS AG	6/15/22	180,807
USD	25,800,403	NZD	37,810,877	Morgan Stanley	6/15/22	1,391,791
USD	11,239	PLN	52,144	UBS AG	6/15/22	(463)
USD	2,433,767	SEK	24,268,782	UBS AG	6/15/22	(40,635)
USD	3,418,436	SGD	4,652,320	Bank of America N.A.	6/15/22	54,591
THB	463,788,137	USD	13,539,560	Goldman Sachs & Co.	6/15/22	9,714
USD	14,084,061	THB	463,788,137	Goldman Sachs & Co.	6/15/22	534,788
						$39,549,752

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	729	June 2022	$97,808,889	$(4,423,203)
Euro-OAT 10-Year Bonds	188	June 2022	28,924,542	(2,512,692)
Japanese 10-Year Government Bonds	53	June 2022	61,104,681	(408,807)
Korean Treasury 10-Year Bonds	277	June 2022	25,256,401	(1,063,451)
U.K. Gilt 10-Year Bonds	324	June 2022	48,254,106	(1,577,160)
U.S. Treasury 2-Year Notes	110	June 2022	23,189,375	14,395
U.S. Treasury Long Bonds	136	June 2022	19,133,500	(2,029,937)
U.S. Treasury Ultra Bonds	88	June 2022	14,118,500	(2,105,797)
			$317,789,994	$(14,106,652)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	591	June 2022	$70,421,344	$(72,332)
U.S. Treasury 10-Year Ultra Notes	322	June 2022	41,538,000	2,922,216
			$111,959,344	$2,849,884
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$64,058,000	$(3,559,617)	$1,040,292	$(2,519,325)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$35,000,000	(2,830,856)	1,495,571	(1,335,285)
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$80,000,000	(4,598,827)	1,969,026	(2,629,801)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$64,739,000	(2,375,748)	1,070,374	(1,305,374)
					$(13,365,048)	$5,575,263	$(7,789,785)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$6,750,000	$(555)	$850,602	$850,047
CPURNSA	Receive	2.30%	2/24/26	$23,000,000	641	2,732,315	2,732,956
CPURNSA	Receive	2.29%	2/24/26	$23,000,000	640	2,745,061	2,745,701
					$726	$6,327,978	$6,328,704

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
IO	-	Interest Only
JPY	-	Japanese Yen
LIBOR	-	London Interbank Offered Rate
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
SOFR	-	Secured Overnight Financing Rate
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
THB	-	Thai Baht
UMBS	-	Uniform Mortgage-Backed Securities
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $759,807,994, which represented 34.9% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $19,333,380.

(5)Escrowed to maturity in U.S. government securities or state and local government securities.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Category includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts. At the period end, the aggregate value of cash deposits received was $530,000.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,318,442,461)	$2,109,103,166
Cash	339,023
Foreign currency holdings, at value (cost of $24,311,181)	24,037,952
Foreign deposits with broker for futures contracts, at value (cost of $1,069,551)	1,001,346
Deposits with broker for forward foreign currency exchange contracts	310,000
Receivable for investments sold	4,898,212
Receivable for capital shares sold	59,842
Receivable for variation margin on futures contracts	122,565
Receivable for variation margin on swap agreements	1,423,889
Unrealized appreciation on forward foreign currency exchange contracts	49,115,369
Interest and dividends receivable	13,225,914
2,203,637,278

Liabilities
Payable for collateral received for forward foreign currency exchange contracts	530,000
Payable for investments purchased	15,647,817
Payable for capital shares redeemed	232,739
Payable for variation margin on futures contracts	1,722,225
Unrealized depreciation on forward foreign currency exchange contracts	9,565,617
Accrued management fees	234,212
Distribution and service fees payable	675
27,933,285

Net Assets	$2,175,703,993

Net Assets Consist of:
Capital paid in	$2,356,983,975
Distributable earnings	(181,279,982)
$2,175,703,993

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$284,125,091	30,175,329	$9.42
I Class	$10,807,899	1,143,735	$9.45
Y Class	$61,507,339	6,501,029	$9.46
A Class	$1,209,449	129,254	$9.36*
C Class	$372,166	40,488	$9.19
R Class	$253,574	27,268	$9.30
R5 Class	$13,041,555	1,380,863	$9.44
R6 Class	$6,680,043	707,357	$9.44
G Class	$1,797,706,877	189,874,732	$9.47
*Maximum offering price $9.80 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $14,490)	$27,651,347
Dividends	1,286,123
28,937,470

Expenses:
Management fees	7,134,464
Distribution and service fees:
A Class	1,657
C Class	2,409
R Class	669
Trustees' fees and expenses	66,866
Other expenses	19,203
7,225,268
Fees waived(1)	(5,654,423)
1,570,845

Net investment income (loss)	27,366,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $40,620)	(33,533,748)
Forward foreign currency exchange contract transactions	21,330,295
Futures contract transactions	905,834
Swap agreement transactions	(9,834,462)
Foreign currency translation transactions	(994,900)
(22,126,981)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $51,837)	(228,865,051)
Forward foreign currency exchange contracts	42,898,072
Futures contracts	(5,193,890)
Swap agreements	19,678,674
Translation of assets and liabilities in foreign currencies	(433,731)
(171,915,926)

Net realized and unrealized gain (loss)	(194,042,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(166,676,282)
(1)Amount consists of $59,264, $3,077, $12,699, $265, $96, $53, $2,835, $1,420 and $5,574,714 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$27,366,625	$50,477,291
Net realized gain (loss)	(22,126,981)	25,849,291
Change in net unrealized appreciation (depreciation)	(171,915,926)	(51,563,822)
Net increase (decrease) in net assets resulting from operations	(166,676,282)	24,762,760

Distributions to Shareholders
From earnings:
Investor Class	(7,627,906)	(846,117)
I Class	(436,397)	(51,424)
Y Class	(1,655,938)	(198,452)
A Class	(33,350)	(5,640)
C Class	(10,282)	(2,138)
R Class	(6,412)	(903)
R5 Class	(381,723)	(65,875)
R6 Class	(190,580)	(38,615)
G Class	(56,238,487)	(22,655,670)
Decrease in net assets from distributions	(66,581,075)	(23,864,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(85,018,974)	542,594,964

Net increase (decrease) in net assets	(318,276,331)	543,492,890

Net Assets
Beginning of period	2,493,980,324	1,950,487,434
End of period	$2,175,703,993	$2,493,980,324

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Global Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek long-term total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.
Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Forward Commitments — The fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 56% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended April 30, 2022, the investment advisor agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2023 and cannot terminate it prior to such date without the approval of the Board of Trustees. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.
The annual management fee and the effective annual management fee after waiver for each class for the period ended April 30, 2022 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	0.83%	0.79%
I Class	0.73%	0.69%
Y Class	0.63%	0.59%
A Class	0.83%	0.79%
C Class	0.83%	0.79%
R Class	0.83%	0.79%
R5 Class	0.63%	0.59%
R6 Class	0.58%	0.54%
G Class	0.58%	0.00%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.
Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $1,596,000 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(14,500) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $910,063,492, of which $273,641,324 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $1,268,436,957, of which $130,089,181 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,087,840	$11,297,207	3,750,010	$39,221,655
Issued in reinvestment of distributions	750,829	7,622,112	80,044	845,266
Redeemed	(319,453)	(3,257,518)	(603,064)	(6,307,220)
	1,519,216	15,661,801	3,226,990	33,759,701
I Class
Sold	50,111	513,924	810,801	8,491,204
Issued in reinvestment of distributions	42,128	430,050	4,772	50,486
Redeemed	(762,156)	(7,636,435)	(544,320)	(5,726,745)
	(669,917)	(6,692,461)	271,253	2,814,945
Y Class
Sold	945,328	9,631,749	2,228,724	23,475,195
Issued in reinvestment of distributions	162,651	1,655,816	18,735	198,452
Redeemed	(551,452)	(5,520,577)	(430,219)	(4,524,426)
	556,527	5,766,988	1,817,240	19,149,221
A Class
Sold	673	6,777	11,998	125,420
Issued in reinvestment of distributions	3,300	33,350	504	5,302
Redeemed	(14,678)	(147,966)	(70,811)	(739,616)
	(10,705)	(107,839)	(58,309)	(608,894)
C Class
Sold	313	3,057	710	7,295
Issued in reinvestment of distributions	1,024	10,210	191	1,986
Redeemed	(16,923)	(165,862)	(13,845)	(141,943)
	(15,586)	(152,595)	(12,944)	(132,662)
R Class
Sold	3,163	30,975	7,588	78,826
Issued in reinvestment of distributions	637	6,412	50	519
Redeemed	(4,352)	(43,383)	(8,297)	(85,807)
	(552)	(5,996)	(659)	(6,462)
R5 Class
Sold	2,078	20,693	6,718	70,225
Issued in reinvestment of distributions	37,506	381,723	6,231	65,875
Redeemed	(106,018)	(1,065,634)	(100,295)	(1,056,279)
	(66,434)	(663,218)	(87,346)	(920,179)
R6 Class
Sold	38,925	396,912	148,131	1,556,559
Issued in reinvestment of distributions	18,746	190,580	3,652	38,615
Redeemed	(50,192)	(506,917)	(230,687)	(2,423,000)
	7,479	80,575	(78,904)	(827,826)
G Class
Sold	8,018,617	79,602,792	53,795,515	568,179,957
Issued in reinvestment of distributions	5,527,765	56,238,487	2,137,571	22,655,670
Redeemed	(22,956,196)	(234,747,508)	(9,606,581)	(101,468,507)
	(9,409,814)	(98,906,229)	46,326,505	489,367,120
Net increase (decrease)	(8,089,786)	$(85,018,974)	51,403,826	$542,594,964

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$610,194,240	—
Corporate Bonds	—	571,015,780	—
U.S. Treasury Securities	—	187,870,706	—
Asset-Backed Securities	—	96,006,745	—
Collateralized Loan Obligations	—	92,380,593	—
Preferred Stocks	—	83,449,796	—
Collateralized Mortgage Obligations	—	64,396,133	—
U.S. Government Agency Mortgage-Backed Securities	—	42,669,719	—
Commercial Mortgage-Backed Securities	—	39,570,244	—
Municipal Securities	—	11,375,905	—
Bank Loan Obligations	—	9,829,694	—
U.S. Government Agency Securities	—	2,524,843	—
Short-Term Investments	—	297,818,768	—
	—	$2,109,103,166	—
Other Financial Instruments
Futures Contracts	$2,936,611	—	—
Swap Agreements	—	$6,328,704	—
Forward Foreign Currency Exchange Contracts	—	49,115,369	—
	$2,936,611	$55,444,073	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,208,066	$9,985,313	—
Swap Agreements	—	7,789,785	—
Forward Foreign Currency Exchange Contracts	—	9,565,617	—
	$4,208,066	$27,340,715	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $223,145,500.
Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $1,332,840,778.
Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $460,652,580 futures contracts purchased and $173,990,590 futures contracts sold.

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements.

Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $53,841,399.
Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $52,750,000.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$1,418,551	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	49,115,369	Unrealized depreciation on forward foreign currency exchange contracts	$9,565,617
Interest Rate Risk	Receivable for variation margin on futures contracts*	122,565	Payable for variation margin on futures contracts*	1,722,225
Other Contracts	Receivable for variation margin on swap agreements*	5,338	Payable for variation margin on swap agreements*	—
		$50,661,823		$11,287,842
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(4,011,641)	Change in net unrealized appreciation (depreciation) on swap agreements	$11,585,556
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	21,330,295	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	42,898,072
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	905,834	Change in net unrealized appreciation (depreciation) on futures contracts	(5,193,890)
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(5,822,821)	Change in net unrealized appreciation (depreciation) on swap agreements	5,434,229
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	2,658,889
		$12,401,667		$57,382,856

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$24,039,386	$(2,044,356)	—	$21,995,030
Credit Suisse AG	80,243	(80,243)	—	—
Goldman Sachs & Co.	1,490,947	(520,405)	$(530,000)	440,542
JPMorgan Chase Bank N.A.	12,788,295	(1,458,510)	—	11,329,785
Morgan Stanley	9,155,857	(3,874,404)	—	5,281,453
UBS AG	1,560,641	(1,243,785)	—	316,856
	$49,115,369	$(9,221,703)	$(530,000)	$39,363,666

Liabilities
Bank of America N.A.	$2,044,356	$(2,044,356)	—	—
Credit Suisse AG	424,157	(80,243)	—	$343,914
Goldman Sachs & Co.	520,405	(520,405)	—	—
JPMorgan Chase Bank N.A.	1,458,510	(1,458,510)	—	—
Morgan Stanley	3,874,404	(3,874,404)	—	—
UBS AG	1,243,785	(1,243,785)	—	—
	$9,565,617	$(9,221,703)	—	$343,914
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.
There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.
The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,319,541,330
Gross tax appreciation of investments	$2,838,156
Gross tax depreciation of investments	(213,276,320)
Net tax appreciation (depreciation) of investments	$(210,438,164)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$10.43	0.09	(0.85)	(0.76)	(0.18)	(0.07)	(0.25)	$9.42	(7.38)%	0.80%(4)	0.84%(4)	1.69%(4)	1.65%(4)	42%	$284,125
2021	$10.40	0.15	(0.09)	0.06	—	(0.03)	(0.03)	$10.43	0.59%	0.80%	0.84%	1.46%	1.42%	119%	$298,790
2020	$10.44	0.15	0.05	0.20	(0.24)	—	(0.24)	$10.40	1.96%	0.83%	0.84%	1.46%	1.45%	106%	$264,352
2019	$10.03	0.21	0.78	0.99	(0.58)	—	(0.58)	$10.44	10.36%	0.84%	0.84%	2.10%	2.10%	46%	$277,044
2018	$10.36	0.23	(0.36)	(0.13)	(0.17)	(0.03)	(0.20)	$10.03	(1.33)%	0.84%	0.93%	2.26%	2.17%	78%	$299,230
2017	$10.28	0.13	0.09	0.22	(0.11)	(0.03)	(0.14)	$10.36	2.23%	0.84%	0.96%	1.32%	1.20%	130%	$294,535
I Class
2022(3)	$10.46	0.09	(0.84)	(0.75)	(0.19)	(0.07)	(0.26)	$9.45	(7.31)%	0.70%(4)	0.74%(4)	1.79%(4)	1.75%(4)	42%	$10,808
2021	$10.42	0.17	(0.10)	0.07	—(5)	(0.03)	(0.03)	$10.46	0.70%	0.70%	0.74%	1.56%	1.52%	119%	$18,975
2020	$10.47	0.16	0.04	0.20	(0.25)	—	(0.25)	$10.42	2.01%	0.73%	0.74%	1.56%	1.55%	106%	$16,077
2019	$10.06	0.22	0.78	1.00	(0.59)	—	(0.59)	$10.47	10.44%	0.74%	0.74%	2.20%	2.20%	46%	$16,830
2018	$10.38	0.24	(0.35)	(0.11)	(0.18)	(0.03)	(0.21)	$10.06	(1.16)%	0.74%	0.83%	2.36%	2.27%	78%	$10,569
2017(6)	$10.14	0.09	0.15	0.24	—	—	—	$10.38	2.37%	0.74%(4)	0.86%(4)	1.51%(4)	1.39%(4)	130%(7)	$11,856

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$10.48	0.10	(0.86)	(0.76)	(0.19)	(0.07)	(0.26)	$9.46	(7.34)%	0.60%(4)	0.64%(4)	1.89%(4)	1.85%(4)	42%	$61,507
2021	$10.44	0.18	(0.10)	0.08	(0.01)	(0.03)	(0.04)	$10.48	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$62,274
2020	$10.49	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.44	2.15%	0.63%	0.64%	1.66%	1.65%	106%	$43,071
2019	$10.07	0.22	0.80	1.02	(0.60)	—	(0.60)	$10.49	10.65%	0.64%	0.64%	2.30%	2.30%	46%	$29,035
2018	$10.39	0.27	(0.38)	(0.11)	(0.18)	(0.03)	(0.21)	$10.07	(1.09)%	0.64%	0.73%	2.46%	2.37%	78%	$7,891
2017(6)	$10.14	0.09	0.16	0.25	—	—	—	$10.39	2.47%	0.64%(4)	0.76%(4)	1.59%(4)	1.47%(4)	130%(7)	$5
A Class
2022(3)	$10.36	0.07	(0.83)	(0.76)	(0.17)	(0.07)	(0.24)	$9.36	(7.45)%	1.05%(4)	1.09%(4)	1.44%(4)	1.40%(4)	42%	$1,209
2021	$10.36	0.13	(0.10)	0.03	—	(0.03)	(0.03)	$10.36	0.30%	1.05%	1.09%	1.21%	1.17%	119%	$1,450
2020	$10.39	0.12	0.05	0.17	(0.20)	—	(0.20)	$10.36	1.69%	1.08%	1.09%	1.21%	1.20%	106%	$2,054
2019	$9.98	0.18	0.78	0.96	(0.55)	—	(0.55)	$10.39	10.12%	1.09%	1.09%	1.85%	1.85%	46%	$1,941
2018	$10.31	0.20	(0.36)	(0.16)	(0.14)	(0.03)	(0.17)	$9.98	(1.59)%	1.09%	1.18%	2.01%	1.92%	78%	$1,753
2017	$10.24	0.10	0.09	0.19	(0.09)	(0.03)	(0.12)	$10.31	1.88%	1.09%	1.21%	1.07%	0.95%	130%	$2,157

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$10.18	0.04	(0.83)	(0.79)	(0.13)	(0.07)	(0.20)	$9.19	(7.84)%	1.80%(4)	1.84%(4)	0.69%(4)	0.65%(4)	42%	$372
2021	$10.26	0.05	(0.10)	(0.05)	—	(0.03)	(0.03)	$10.18	(0.48)%	1.80%	1.84%	0.46%	0.42%	119%	$571
2020	$10.25	0.05	0.05	0.10	(0.09)	—	(0.09)	$10.26	0.97%	1.83%	1.84%	0.46%	0.45%	106%	$708
2019	$9.85	0.11	0.76	0.87	(0.47)	—	(0.47)	$10.25	9.27%	1.84%	1.84%	1.10%	1.10%	46%	$1,030
2018	$10.17	0.12	(0.34)	(0.22)	(0.07)	(0.03)	(0.10)	$9.85	(2.27)%	1.84%	1.93%	1.26%	1.17%	78%	$1,196
2017	$10.10	0.03	0.08	0.11	(0.01)	(0.03)	(0.04)	$10.17	1.13%	1.84%	1.96%	0.32%	0.20%	130%	$1,824
R Class
2022(3)	$10.30	0.06	(0.83)	(0.77)	(0.16)	(0.07)	(0.23)	$9.30	(7.61)%	1.30%(4)	1.34%(4)	1.19%(4)	1.15%(4)	42%	$254
2021	$10.32	0.10	(0.09)	0.01	—	(0.03)	(0.03)	$10.30	0.11%	1.30%	1.34%	0.96%	0.92%	119%	$287
2020	$10.34	0.10	0.04	0.14	(0.16)	—	(0.16)	$10.32	1.42%	1.33%	1.34%	0.96%	0.95%	106%	$294
2019	$9.94	0.15	0.77	0.92	(0.52)	—	(0.52)	$10.34	9.77%	1.34%	1.34%	1.60%	1.60%	46%	$165
2018	$10.26	0.17	(0.34)	(0.17)	(0.12)	(0.03)	(0.15)	$9.94	(1.75)%	1.34%	1.43%	1.76%	1.67%	78%	$97
2017	$10.19	0.09	0.07	0.16	(0.06)	(0.03)	(0.09)	$10.26	1.63%	1.34%	1.46%	0.82%	0.70%	130%	$146

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$10.46	0.10	(0.86)	(0.76)	(0.19)	(0.07)	(0.26)	$9.44	(7.36)%	0.60%(4)	0.64%(4)	1.89%(4)	1.85%(4)	42%	$13,042
2021	$10.42	0.17	(0.09)	0.08	(0.01)	(0.03)	(0.04)	$10.46	0.80%	0.60%	0.64%	1.66%	1.62%	119%	$15,136
2020	$10.47	0.17	0.05	0.22	(0.27)	—	(0.27)	$10.42	2.16%	0.63%	0.64%	1.66%	1.65%	106%	$15,988
2019	$10.06	0.23	0.78	1.01	(0.60)	—	(0.60)	$10.47	10.55%	0.64%	0.64%	2.30%	2.30%	46%	$20,582
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.13)%	0.64%	0.73%	2.46%	2.37%	78%	$28,832
2017	$10.31	0.15	0.10	0.25	(0.14)	(0.03)	(0.17)	$10.39	2.43%	0.64%	0.76%	1.52%	1.40%	130%	$32,206
R6 Class
2022(3)	$10.46	0.10	(0.85)	(0.75)	(0.20)	(0.07)	(0.27)	$9.44	(7.34)%	0.55%(4)	0.59%(4)	1.94%(4)	1.90%(4)	42%	$6,680
2021	$10.42	0.18	(0.09)	0.09	(0.02)	(0.03)	(0.05)	$10.46	0.86%	0.55%	0.59%	1.71%	1.67%	119%	$7,319
2020	$10.47	0.18	0.05	0.23	(0.28)	—	(0.28)	$10.42	2.23%	0.58%	0.59%	1.71%	1.70%	106%	$8,114
2019	$10.06	0.22	0.79	1.01	(0.60)	—	(0.60)	$10.47	10.62%	0.59%	0.59%	2.35%	2.35%	46%	$7,231
2018	$10.39	0.25	(0.36)	(0.11)	(0.19)	(0.03)	(0.22)	$10.06	(1.08)%	0.59%	0.68%	2.51%	2.42%	78%	$1,015
2017	$10.32	0.16	0.08	0.24	(0.14)	(0.03)	(0.17)	$10.39	2.38%	0.59%	0.71%	1.57%	1.45%	130%	$1,489

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$10.48	0.12	(0.84)	(0.72)	(0.22)	(0.07)	(0.29)	$9.47	(6.98)%	0.01%(4)	0.59%(4)	2.48%(4)	1.90%(4)	42%	$1,797,707
2021	$10.46	0.24	(0.10)	0.14	(0.09)	(0.03)	(0.12)	$10.48	1.35%	0.01%	0.59%	2.25%	1.67%	119%	$2,089,178
2020	$10.54	0.24	0.04	0.28	(0.36)	—	(0.36)	$10.46	2.80%	0.01%	0.59%	2.28%	1.70%	106%	$1,599,830
2019	$10.13	0.30	0.77	1.07	(0.66)	—	(0.66)	$10.54	11.21%	0.01%	0.59%	2.93%	2.35%	46%	$970,268
2018	$10.41	0.32	(0.37)	(0.05)	(0.20)	(0.03)	(0.23)	$10.13	(0.49)%	0.01%	0.68%	3.09%	2.42%	78%	$1,083,103
2017(8)	$10.29	0.06	0.06	0.12	—	—	—	$10.41	1.17%	0.01%(4)	0.71%(4)	2.27%(4)	1.57%(4)	130%(7)	$1,007,151

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through October 31, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(8)July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92372 2206

Semiannual Report

April 30, 2022

International Bond Fund
Investor Class (BEGBX)
I Class (AIBHX)
Y Class (AIBYX)
A Class (AIBDX)
C Class (AIQCX)
R Class (AIBRX)
R5 Class (AIDIX)
R6 Class (AIDDX)
G Class (AIBGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2022. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Escalating Inflation, Sharp Volatility Hampered Investment Returns

Investors faced increasingly challenging market conditions as the reporting period progressed. From soaring inflation and rising interest rates to mounting geopolitical unrest and slowing growth, most asset classes struggled amid intense volatility.

Inflation was already at multiyear highs when the reporting period began. This was largely due to massive fiscal and monetary support, escalating energy prices, supply chain breakdowns and labor market shortages. Russia’s invasion of Ukraine in February sent commodity prices even higher, exacerbating existing inflationary pressures and further damaging global supply chains.

By period-end, inflation stood at a 40-year high in the U.S., a 30-year high in the U.K. and a record high in the eurozone. Most emerging markets also grappled with rising inflation. At the same time, global growth slowed dramatically.

In response to surging inflation, the Federal Reserve in March implemented its first rate hike in more than three years and ended its asset purchase program. The Bank of England executed a series of rate hikes, while European Central Bank officials announced their asset purchase program would end in the third quarter.

The combination of accelerating inflation, tighter monetary policy, geopolitical unrest and slowing economic growth fueled widespread and sharp market volatility. Global stock and bond returns plunged for the six-month period. Perceived inflation-fighting assets, including real estate investment trusts, generally fared much better than other securities.

Staying Disciplined in Uncertain Times

We expect market volatility to linger as investors navigate this complex backdrop. In addition, Russia’s invasion of Ukraine has further complicated a tense geopolitical environment. We will continue to monitor the evolving situation and its implications for our clients and investment exposure.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

APRIL 30, 2022
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	53.8%
Corporate Bonds	18.0%
U.S. Treasury Securities	5.7%
Preferred Stocks	5.5%
Collateralized Loan Obligations	2.1%
Asset-Backed Securities	2.0%
Bank Loan Obligations	0.2%
U.S. Government Agency Securities	0.2%
Short-Term Investments	11.2%
Other Assets and Liabilities	1.3%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Expenses Paid During Period(1) 11/1/21 - 4/30/22	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$864.30	$3.65	0.79%
I Class	$1,000	$864.20	$3.19	0.69%
Y Class	$1,000	$864.70	$2.73	0.59%
A Class	$1,000	$863.00	$4.80	1.04%
C Class	$1,000	$859.80	$8.25	1.79%
R Class	$1,000	$861.50	$5.95	1.29%
R5 Class	$1,000	$864.70	$2.73	0.59%
R6 Class	$1,000	$865.20	$2.50	0.54%
G Class	$1,000	$867.20	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.88	$3.96	0.79%
I Class	$1,000	$1,021.37	$3.46	0.69%
Y Class	$1,000	$1,021.87	$2.96	0.59%
A Class	$1,000	$1,019.64	$5.21	1.04%
C Class	$1,000	$1,015.92	$8.95	1.79%
R Class	$1,000	$1,018.40	$6.46	1.29%
R5 Class	$1,000	$1,021.87	$2.96	0.59%
R6 Class	$1,000	$1,022.12	$2.71	0.54%
G Class	$1,000	$1,024.74	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

APRIL 30, 2022 (UNAUDITED)

		Principal Amount/ Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 53.8%
Australia — 3.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	$13,807,272
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	4,010,874
Australia Government Bond, 3.00%, 3/21/47	AUD	2,140,000	1,397,265
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,294,498
			22,509,909
Austria — 0.8%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,478,444
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	3,185,068
			5,663,512
Belgium — 0.7%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	834,879
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,979,000	3,919,327
			4,754,206
Canada — 3.8%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,976,562
Canadian Government Bond, 0.50%, 12/1/30	CAD	16,700,000	10,667,773
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	971,465
Canadian Government Bond, 2.00%, 12/1/51	CAD	2,200,000	1,434,722
Province of Ontario Canada, 2.85%, 6/2/23	CAD	549,000	428,576
Province of Quebec Canada, 5.75%, 12/1/36	CAD	8,744,000	8,372,520
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	730,534
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,314,426
			26,896,578
China — 7.3%
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,579,927
China Development Bank, 3.50%, 8/13/26	CNY	35,260,000	5,486,370
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	18,763,579
China Government Bond, 2.68%, 5/21/30	CNY	78,200,000	11,686,608
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	5,091,072
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,761,616
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,282,603
			51,651,775
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	58,020,000	2,482,576
Denmark — 0.1%
Denmark Government Bond, 0.25%, 11/15/52(1)	DKK	8,000,000	836,005
Finland — 0.7%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	2,178,419
Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	2,466,042
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	600,000	418,977
			5,063,438
France — 3.1%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	255,332
6

		Principal Amount/ Shares	Value
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	$474,000
French Republic Government Bond OAT, 0.00%, 11/25/29(2)	EUR	1,850,000	1,786,868
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	4,108,676
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,568,402
French Republic Government Bond OAT, 0.00%, 5/25/32(2)	EUR	5,500,000	5,029,778
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,590,901
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	6,298,954
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	750,000	585,812
			21,698,723
Germany — 1.0%
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(2)	EUR	4,000,000	3,858,414
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(2)	EUR	4,150,000	3,248,705
			7,107,119
Greece — 0.3%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	2,000,000	1,871,737
Ireland — 1.4%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	4,877,576
Ireland Government Bond, 0.00%, 10/18/31(2)	EUR	750,000	687,782
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	4,053,208
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	57,888
			9,676,454
Italy — 4.7%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	8,624,578
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	5,382,000	5,765,180
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(2)	EUR	5,350,000	5,280,599
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	5,109,104
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,409,334
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	6,997,013
			33,185,808
Japan — 9.0%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,922,200,000	18,837,095
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,303,950,000	21,830,152
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	831,041
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	10,314,728
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	690,000,000	4,953,657
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	148,000,000	1,147,371
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	3,098,942
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	316,000,000	2,329,637
			63,342,623
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,700,000	1,487,721
Malaysia — 0.7%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	20,675,000	4,776,187
Mexico — 0.3%
Mexican Bonos, 7.75%, 5/29/31	MXN	44,200,000	1,987,608
Netherlands — 1.6%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	7,994,274
7

		Principal Amount/ Shares	Value
Netherlands Government Bond, 0.00%, 7/15/31(1)(2)	EUR	1,700,000	$1,621,738
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,278,321
Netherlands Government Bond, 0.00%, 1/15/52(1)(2)	EUR	1,000,000	719,366
			11,613,699
New Zealand — 3.5%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	38,803,000	23,669,862
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,176,145
			24,846,007
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	825,920
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,629,280
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,315,934
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	2,788,700
Spain — 3.3%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,551,176
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,200,390
Spain Government Bond, 0.00%, 1/31/28(2)	EUR	2,000,000	1,947,812
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	5,099,608
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,400,503
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	816,839
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	599,968
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	3,567,432
			23,183,728
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39	SEK	9,400,000	1,197,640
Switzerland — 0.7%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,249,347
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,995,000	3,677,281
			4,926,628
Thailand — 0.9%
Thailand Government Bond, 3.85%, 12/12/25	THB	210,450,000	6,535,806
United Kingdom — 4.9%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	5,000,000	5,945,763
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	3,914,309
United Kingdom Gilt, 0.25%, 7/31/31	GBP	3,900,000	4,226,442
United Kingdom Gilt, 1.00%, 1/31/32	GBP	3,500,000	4,045,658
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	7,274,008
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	3,709,181
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	5,874,053
			34,989,414
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $414,786,983)			379,844,735
CORPORATE BONDS — 18.0%
Belgium — 0.1%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	994,604
Bermuda — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)		$413,000	412,558
8

		Principal Amount/ Shares	Value
Canada — 0.1%
Cenovus Energy, Inc., 2.65%, 1/15/32		$270,000	$230,155
Waste Connections, Inc., 3.20%, 6/1/32		165,000	150,057
			380,212
Cayman Islands — 0.2%
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(1)		264,000	253,467
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)		158,000	136,119
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)		642,000	553,258
Seagate HDD Cayman, 4.875%, 3/1/24		318,000	319,984
			1,262,828
France — 0.6%
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	1,000,000	1,149,012
BPCE SA, 2.875%, 4/22/26	EUR	100,000	107,269
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,000,000	990,292
Orange SA, 5.25%, 12/5/25	GBP	150,000	205,576
Societe Generale SA, 1.25%, 12/7/27	GBP	1,700,000	1,867,966
			4,320,115
Germany — 1.3%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,000,000	1,000,967
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,152,238
Deutsche Bank AG, 2.625%, 12/16/24	GBP	1,500,000	1,837,737
Deutsche Bank AG, VRN, 2.31%, 11/16/27		$621,000	549,863
Deutsche Bank AG, VRN, 4.30%, 5/24/28		1,331,000	1,306,120
Deutsche Bank AG, VRN, 4.875%, 12/1/32		955,000	875,970
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	700,000	673,645
Kreditanstalt fuer Wiederaufbau, 0.01%, 5/5/27	EUR	1,000,000	999,825
Mercedes-Benz Group AG, 1.00%, 11/15/27	EUR	1,000,000	1,018,265
			9,414,630
Ireland — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28		$322,000	280,320
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33		340,000	279,360
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41		153,000	118,437
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)		965,000	869,822
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		770,000	753,434
			2,301,373
Italy — 0.8%
Intesa Sanpaolo SpA, 3.93%, 9/15/26	EUR	1,600,000	1,721,289
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)		$855,000	708,966
Telecom Italia SpA, 4.00%, 4/11/24	EUR	1,000,000	1,058,926
UniCredit SpA, VRN, 3.13%, 6/3/32(1)		$950,000	786,098
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		1,440,000	1,372,756
			5,648,035
Luxembourg — 1.2%
European Financial Stability Facility, 0.40%, 5/31/26	EUR	3,370,000	3,460,998
European Financial Stability Facility, 2.75%, 12/3/29	EUR	2,000,000	2,315,376
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,531,000	1,784,866
Telecom Italia Capital SA, 6.375%, 11/15/33		$1,155,000	1,011,462
			8,572,702
9

		Principal Amount/ Shares	Value
Mexico — 0.1%
Minera Mexico SA de CV, 4.50%, 1/26/50(1)		$800,000	$695,256
Multinational — 0.3%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		1,899,000	1,884,596
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)		9,000	7,724
			1,892,320
Netherlands — 0.6%
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,150,000	1,425,195
ING Groep NV, 2.125%, 1/10/26	EUR	1,500,000	1,595,363
Siemens Financieringsmaatschappij NV, 1.00%, 2/20/25	GBP	800,000	964,808
			3,985,366
Norway — 0.3%
Equinor ASA, 0.875%, 2/17/23	EUR	1,950,000	2,066,673
Portugal — 0.3%
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	600,000	580,448
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,458,015
			2,038,463
Spain — 0.4%
Banco Santander SA, VRN, 1.72%, 9/14/27		$200,000	176,184
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	900,000	956,748
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,433,246
			2,566,178
United Kingdom — 1.6%
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,055,069
International Game Technology PLC, 5.25%, 1/15/29(1)		$780,000	740,852
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	770,000	929,032
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,138,756
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	600,000	721,926
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	700,000	732,569
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		$650,000	620,209
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	900,000	1,030,695
Tesco PLC, 5.00%, 3/24/23	GBP	1,150,000	1,477,425
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	1,800,000	1,872,090
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	500,000	494,063
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	700,000	869,803
			11,682,489
United States — 9.7%
Ally Financial, Inc., 5.75%, 11/20/25		$1,880,000	1,933,302
AMC Networks, Inc., 4.25%, 2/15/29		827,000	721,156
American Finance Trust, Inc. / American Finance Operating Partner LP, 4.50%, 9/30/28(1)		2,020,000	1,723,525
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	604,223
Avantor Funding, Inc., 3.875%, 11/1/29(1)		$675,000	606,565
Bank of America Corp., 2.30%, 7/25/25	GBP	900,000	1,104,020
Blue Owl Finance LLC, 3.125%, 6/10/31(1)		$74,000	59,380
Boeing Co., 5.15%, 5/1/30		370,000	367,848
Bristol-Myers Squibb Co., 2.55%, 11/13/50		590,000	425,338
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	512,274
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		399,000	341,247
10

		Principal Amount/ Shares	Value
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)		$560,000	$473,032
Centene Corp., 4.625%, 12/15/29		320,000	310,400
Centene Corp., 3.375%, 2/15/30		884,000	791,052
CF Industries, Inc., 5.15%, 3/15/34		340,000	352,102
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)		750,000	703,984
Coinbase Global, Inc., 3.375%, 10/1/28(1)		1,487,000	1,157,206
Comcast Corp., 3.75%, 4/1/40		120,000	108,100
DAE Funding LLC, 1.55%, 8/1/24(1)		433,000	404,238
DAE Funding LLC, 3.375%, 3/20/28(1)		429,000	391,999
Dell International LLC / EMC Corp., 4.90%, 10/1/26		455,000	464,954
DISH DBS Corp., 5.25%, 12/1/26(1)		765,000	703,819
Dollar Tree, Inc., 2.65%, 12/1/31		485,000	414,248
EPR Properties, 4.95%, 4/15/28		2,825,000	2,720,737
EPR Properties, 3.60%, 11/15/31		369,000	312,887
Ford Motor Credit Co. LLC, 2.90%, 2/10/29		1,100,000	917,339
Freeport-McMoRan, Inc., 4.625%, 8/1/30		1,210,000	1,170,512
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,131,791
General Motors Financial Co., Inc., 2.40%, 10/15/28		$345,000	295,721
Glencore Funding LLC, 2.625%, 9/23/31(1)		450,000	376,171
Global Atlantic Fin Co., 3.125%, 6/15/31(1)		235,000	199,045
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	900,000	1,161,362
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		$1,147,000	990,153
Hill City Funding Trust, 4.05%, 8/15/41(1)		391,000	306,033
IIP Operating Partnership LP, 5.50%, 5/25/26		1,020,000	1,019,644
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,100,000	1,152,953
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		$157,000	147,997
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		135,000	118,360
KB Home, 4.80%, 11/15/29		1,557,000	1,421,557
Kraft Heinz Foods Co., 5.00%, 6/4/42		339,000	326,863
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		987,000	887,165
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		679,000	611,511
Magallanes, Inc., 3.76%, 3/15/27(1)		253,000	244,995
Microchip Technology, Inc., 4.25%, 9/1/25		1,735,000	1,722,928
Mondelez International, Inc., 1.375%, 3/17/41	EUR	2,000,000	1,603,291
MPLX LP, 4.95%, 3/14/52		$340,000	312,309
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27		1,063,000	1,021,229
National Health Investors, Inc., 3.00%, 2/1/31		748,000	613,416
NCR Corp., 5.125%, 4/15/29(1)		975,000	930,301
Netflix, Inc., 3.625%, 6/15/25(1)		178,000	174,183
Netflix, Inc., 4.875%, 4/15/28		1,015,000	995,126
Netflix, Inc., 5.875%, 11/15/28		365,000	376,862
Novelis Corp., 4.75%, 1/30/30(1)		462,000	425,560
Novelis Corp., 3.875%, 8/15/31(1)		486,000	417,527
Nucor Corp., 3.125%, 4/1/32		315,000	283,782
Oracle Corp., 3.60%, 4/1/40		335,000	259,938
Owl Rock Capital Corp., 3.40%, 7/15/26		272,000	251,175
Owl Rock Capital Corp., 2.625%, 1/15/27		642,000	566,602
Owl Rock Technology Finance Corp., 6.75%, 6/30/25(1)		717,000	734,025
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)		71,000	68,891
11

		Principal Amount/ Shares	Value
Owl Rock Technology Finance Corp., 2.50%, 1/15/27		$311,000	$273,890
Paramount Global, 4.375%, 3/15/43		105,000	86,922
Penn National Gaming, Inc., 4.125%, 7/1/29(1)		658,000	556,010
Prospect Capital Corp., 3.71%, 1/22/26		294,000	273,110
Public Service Electric and Gas Co., 3.10%, 3/15/32		238,000	222,040
Qorvo, Inc., 4.375%, 10/15/29		814,000	757,329
Qorvo, Inc., 3.375%, 4/1/31(1)		675,000	566,413
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc., 2.875%, 10/15/26(1)		4,399,000	3,898,020
Sabra Health Care LP, 3.20%, 12/1/31		372,000	312,462
SBL Holdings, Inc., VRN, 6.50%(1)(3)		871,000	766,480
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	945,733
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)		1,835,000	1,524,289
SLM Corp., 3.125%, 11/2/26		865,000	791,475
Sprint Corp., 7.625%, 2/15/25		1,200,000	1,277,844
Sysco Corp., 5.95%, 4/1/30		584,000	637,713
T-Mobile USA, Inc., 4.75%, 2/1/28		1,225,000	1,210,453
T-Mobile USA, Inc., 3.50%, 4/15/31(1)		970,000	861,069
T-Mobile USA, Inc., 3.50%, 4/15/31		523,000	464,267
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	625,397
Time Warner Cable LLC, 4.50%, 9/15/42		570,000	472,039
TransDigm, Inc., 4.625%, 1/15/29		1,150,000	1,002,041
Tronox, Inc., 4.625%, 3/15/29(1)		760,000	679,197
Union Electric Co., 3.90%, 4/1/52		224,000	204,178
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		464,800	449,869
United Airlines, Inc., 4.625%, 4/15/29(1)		343,000	315,198
United Natural Foods, Inc., 6.75%, 10/15/28(1)		795,000	796,594
US Foods, Inc., 4.75%, 2/15/29(1)		1,055,000	975,970
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)		623,000	542,969
Verizon Communications, Inc., 4.33%, 9/21/28		330,000	332,410
Viatris, Inc., 4.00%, 6/22/50		257,000	190,466
Victoria's Secret & Co., 4.625%, 7/15/29(1)		590,000	484,738
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	3,465,008
Wells Fargo & Co., VRN, 3.07%, 4/30/41		$805,000	648,976
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28		880,000	884,446
			68,438,968
TOTAL CORPORATE BONDS (Cost $144,734,891)			126,672,770
U.S. TREASURY SECURITIES — 5.7%
U.S. Treasury Bonds, 2.375%, 2/15/42		2,500,000	2,209,766
U.S. Treasury Bonds, 2.50%, 2/15/45		800,000	708,844
U.S. Treasury Bonds, 2.50%, 2/15/46		800,000	710,094
U.S. Treasury Bonds, 2.25%, 8/15/46		800,000	675,937
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32		3,071,820	3,117,846
U.S. Treasury Notes, 1.50%, 2/29/24(4)		17,000,000	16,647,383
U.S. Treasury Notes, 1.875%, 2/28/27		9,000,000	8,571,094
U.S. Treasury Notes, 1.875%, 2/28/29		8,000,000	7,472,500
TOTAL U.S. TREASURY SECURITIES (Cost $41,729,577)			40,113,464
PREFERRED STOCKS — 5.5%
Bermuda — 0.2%
Aircastle Ltd., 5.25%(1)		1,875,000	1,671,358
12

	Principal Amount/ Shares	Value
France — 1.8%
Accor SA, 2.625%	1,300,000	$1,244,434
AXA SA, 6.69%	1,270,000	1,746,345
BNP Paribas Cardif SA, 4.03%	1,400,000	1,522,848
BNP Paribas SA, 4.625%(1)	1,670,000	1,514,757
Credit Agricole Assurances SA, 4.25%	1,900,000	2,043,181
Electricite de France SA, 3.375%	1,600,000	1,430,512
Orange SA, 2.375%	500,000	517,192
TotalEnergies SE, 2.625%	2,900,000	2,971,797
		12,991,066
Germany — 0.5%
Allianz SE, 2.625%	800,000	705,660
Allianz SE, 3.20%(1)	2,705,000	2,203,764
Commerzbank AG, 4.25%	400,000	363,880
		3,273,304
Italy — 1.2%
Assicurazioni Generali SpA, 4.60%	2,200,000	2,331,044
Enel SpA, 2.25%	1,000,000	978,952
Eni SpA, 3.375%	2,700,000	2,576,740
Intesa Sanpaolo SpA, 3.75%	900,000	842,048
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,058,247
UniCredit SpA, 3.875%	600,000	511,567
		8,298,598
Netherlands — 1.1%
ING Groep NV, 3.875%	1,400,000	1,141,000
Naturgy Finance BV, 2.37%	900,000	843,754
Telefonica Europe BV, 2.38%	1,200,000	1,043,964
Telefonica Europe BV, 2.875%	1,200,000	1,140,149
Volkswagen International Finance NV, 3.875%	3,500,000	3,401,197
		7,570,064
Spain — 0.2%
Banco Santander SA, 4.75%	1,350,000	1,195,855
Switzerland — 0.1%
UBS Group AG, 4.875%(1)	680,000	623,900
United Kingdom — 0.1%
SSE PLC, 3.125%	1,000,000	1,022,236
United States — 0.3%
Air Lease Corp., 4.125%	1,485,000	1,265,024
PNC Financial Services Group, Inc., 3.40%	200,000	172,500
SVB Financial Group, 4.25%	482,000	418,135
		1,855,659
TOTAL PREFERRED STOCKS (Cost $45,868,039)		38,502,040
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
Aimco CLO Ltd., Series 2019-10A, Class CR, VRN, 3.04%, (3-month LIBOR plus 1.90%), 7/22/32(1)	$1,100,000	1,083,855
Ares XXXIX CLO Ltd., Series 2016-39A, Class CR2, VRN, 3.09%, (3-month LIBOR plus 2.05%), 4/18/31(1)	2,000,000	1,967,922
CarVal CLO III Ltd., Series 2019-2A, Class DR, VRN, 4.01%, (3-month LIBOR plus 2.95%), 7/20/32(1)	700,000	693,427
CBAM Ltd., Series 2018-7A, Class B1, VRN, 2.66%, (3-month LIBOR plus 1.60%), 7/20/31(1)	2,300,000	2,256,791
CIFC Funding Ltd., Series 2021-4A, Class C, VRN, 2.89%, (3-month LIBOR plus 1.85%), 7/15/33(1)	3,800,000	3,749,064
13

		Principal Amount/ Shares	Value
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 2.54%, (3-month LIBOR plus 1.50%), 4/15/31(1)		$2,050,000	$2,032,937
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(1)		1,800,000	1,777,197
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 2.74%, (3-month LIBOR plus 1.70%), 4/18/33(1)		1,500,000	1,487,959
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,195,657)			15,049,152
ASSET-BACKED SECURITIES — 2.0%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(1)		1,680,244	1,496,774
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	3,450,000	2,555,173
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		$5,800,000	5,347,378
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		794,463	748,991
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(1)		1,571,647	1,451,929
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(1)		1,052,452	972,845
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)		750,000	719,908
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		684,593	665,278
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.17%, 11/20/37(1)		538,539	512,871
TOTAL ASSET-BACKED SECURITIES (Cost $15,579,944)			14,471,147
BANK LOAN OBLIGATIONS(5) — 0.2%
DirecTV Financing, LLC, Term Loan, 5.76%, (1-month LIBOR plus 5.00%), 8/2/27 (Cost $1,464,896)		1,461,150	1,456,891
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 6.25%, 7/15/32 (Cost $1,194,312)		890,000	1,123,555
SHORT-TERM INVESTMENTS — 11.2%
Commercial Paper(6) — 5.3%
Credit Agricole Corporate and Investment Bank, 0.31%, 5/2/22(1)		17,335,000	17,334,483
Nestle Finance International Ltd., 0.44%, 5/18/22(1)		20,000,000	19,994,216
			37,328,699
Treasury Bills(6) — 5.9%
U.S. Treasury Bills, 1.15%, 10/6/22		15,500,000	15,421,080
U.S. Treasury Bills, 1.93%, 4/20/23		27,000,000	26,467,059
			41,888,139
TOTAL SHORT-TERM INVESTMENTS (Cost $79,255,095)			79,216,838
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $759,809,394)			696,450,592
OTHER ASSETS AND LIABILITIES — 1.3%			8,827,878
TOTAL NET ASSETS — 100.0%			$705,278,470

14

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	550,928	USD	394,490	UBS AG	6/15/22	$(4,931)
AUD	4,822,909	USD	3,694,903	UBS AG	6/15/22	(284,645)
USD	4,942,847	AUD	6,735,041	UBS AG	6/15/22	180,529
BRL	16,741,334	USD	3,335,924	Goldman Sachs & Co.	6/15/22	5,118
BRL	4,522,047	USD	868,305	Goldman Sachs & Co.	6/15/22	34,153
USD	935,455	BRL	4,522,047	Goldman Sachs & Co.	6/15/22	32,997
USD	3,444,719	BRL	16,741,334	Goldman Sachs & Co.	6/15/22	103,677
CAD	8,684,537	USD	6,799,935	UBS AG	6/15/22	(40,358)
CHF	2,491,939	USD	2,700,001	Morgan Stanley	6/15/22	(132,713)
USD	1,347,141	CHF	1,237,616	Morgan Stanley	6/15/22	72,103
CLP	2,962,406,484	USD	3,622,055	Morgan Stanley	6/15/22	(178,072)
CLP	530,030,188	USD	644,570	Morgan Stanley	6/15/22	(28,377)
CNY	134,125,239	USD	20,214,806	Morgan Stanley	6/15/22	(30,725)
CNY	35,878,781	USD	5,451,045	Morgan Stanley	6/15/22	(51,762)
CNY	101,276,898	USD	15,848,040	Morgan Stanley	6/15/22	(607,201)
CNY	13,433,398	USD	2,097,802	Morgan Stanley	6/15/22	(76,252)
CNY	54,238,184	USD	8,494,626	Morgan Stanley	6/15/22	(332,493)
COP	4,988,539,798	USD	1,291,699	Bank of America N.A.	6/15/22	(40,350)
USD	1,067,542	CZK	25,544,212	UBS AG	6/15/22	(22,135)
DKK	13,633,148	USD	1,999,596	UBS AG	6/15/22	(62,386)
EUR	1,166,685	USD	1,282,293	JPMorgan Chase Bank N.A.	6/15/22	(49,075)
EUR	497,969	USD	548,611	JPMorgan Chase Bank N.A.	6/15/22	(22,245)
EUR	99,069,277	USD	108,156,902	JPMorgan Chase Bank N.A.	6/15/22	(3,438,004)
USD	8,298,693	EUR	7,489,160	JPMorgan Chase Bank N.A.	6/15/22	382,449
USD	3,339,908	EUR	3,018,665	JPMorgan Chase Bank N.A.	6/15/22	149,098
USD	3,336,044	EUR	3,022,691	JPMorgan Chase Bank N.A.	6/15/22	140,978
USD	1,751,558	EUR	1,591,472	JPMorgan Chase Bank N.A.	6/15/22	69,329
USD	1,507,123	EUR	1,355,670	JPMorgan Chase Bank N.A.	6/15/22	74,143
USD	1,250,148	EUR	1,188,318	JPMorgan Chase Bank N.A.	6/15/22	(5,936)
GBP	598,457	USD	785,084	Bank of America N.A.	6/15/22	(32,528)
GBP	11,948,429	USD	15,677,534	Bank of America N.A.	6/15/22	(652,461)
USD	4,364,233	GBP	3,307,364	Bank of America N.A.	6/15/22	205,243
USD	4,535,264	GBP	3,422,376	Bank of America N.A.	6/15/22	231,648
USD	4,314,164	GBP	3,270,412	Bank of America N.A.	6/15/22	201,642
HUF	977,329,835	USD	2,704,288	UBS AG	6/15/22	5,766
HUF	321,963,533	USD	878,647	UBS AG	6/15/22	14,131
USD	3,685,520	HUF	1,299,293,368	UBS AG	6/15/22	82,688
IDR	100,564,710,193	USD	7,022,675	Goldman Sachs & Co.	6/15/22	(133,462)
USD	1,389,993	IDR	20,156,287,927	Goldman Sachs & Co.	6/15/22	9,181
ILS	6,143,753	USD	1,913,823	Goldman Sachs & Co.	6/15/22	(69,602)
JPY	497,730,362	USD	3,906,418	Bank of America N.A.	6/15/22	(65,726)
JPY	170,649,913	USD	1,391,310	Bank of America N.A.	6/15/22	(74,505)
JPY	49,241,289	USD	404,876	Bank of America N.A.	6/15/22	(24,911)
JPY	400,000,000	USD	3,239,671	Bank of America N.A.	6/15/22	(153,107)
JPY	372,773,916	USD	3,095,075	Bank of America N.A.	6/15/22	(218,599)
JPY	11,062,708,779	USD	96,130,594	Bank of America N.A.	6/15/22	(10,766,202)
USD	1,177,283	JPY	143,446,669	Bank of America N.A.	6/15/22	70,390
USD	587,851	JPY	72,400,144	Bank of America N.A.	6/15/22	29,182
USD	1,382,708	JPY	172,824,317	Bank of America N.A.	6/15/22	49,125
USD	1,137,858	JPY	149,080,055	Bank of America N.A.	6/15/22	(12,505)
15

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,318,960	JPY	430,535,504	Bank of America N.A.	6/15/22	$(3,228)
KRW	18,126,452,165	USD	14,693,351	Goldman Sachs & Co.	6/15/22	(343,792)
MXN	68,120,356	USD	3,375,453	Credit Suisse AG	6/15/22	(64,671)
MXN	74,891,835	USD	3,700,793	Credit Suisse AG	6/15/22	(60,904)
MXN	66,691,006	USD	3,272,150	Goldman Sachs & Co.	6/15/22	(30,837)
USD	3,528,529	MXN	72,049,032	Credit Suisse AG	6/15/22	26,805
USD	3,552,926	MXN	73,369,696	Credit Suisse AG	6/15/22	(12,984)
USD	2,056,739	MXN	44,462,993	Goldman Sachs & Co.	6/15/22	(104,249)
USD	903,411	MYR	3,769,032	Goldman Sachs & Co.	6/15/22	35,781
NOK	4,276,925	USD	472,272	UBS AG	6/15/22	(16,226)
USD	7,711,977	NZD	11,302,017	Morgan Stanley	6/15/22	416,019
USD	15,528,252	NZD	24,048,636	Morgan Stanley	6/15/22	3,782
PEN	2,680,939	USD	708,231	Goldman Sachs & Co.	6/15/22	(13,303)
USD	608,960	PLN	2,825,192	UBS AG	6/15/22	(25,064)
RON	4,028,313	USD	864,445	Goldman Sachs & Co.	6/15/22	(10,681)
SEK	37,901,266	USD	3,800,885	UBS AG	6/15/22	63,462
USD	343,905	SGD	468,037	Bank of America N.A.	6/15/22	5,492
USD	3,146,477	THB	103,613,472	Goldman Sachs & Co.	6/15/22	119,475
						$(15,482,821)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	374	June 2022	$50,179,046	$(2,269,242)
Euro-OAT 10-Year Bonds	136	June 2022	20,924,136	(1,817,692)
Japanese 10-Year Government Bonds	39	June 2022	44,963,822	(300,821)
Korean Treasury 10-Year Bonds	155	June 2022	14,132,643	(595,072)
U.K. Gilt 10-Year Bonds	127	June 2022	18,914,418	(618,208)
U.S. Treasury 2-Year Notes	35	June 2022	7,378,438	(140,038)
			$156,492,503	$(5,741,073)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	191	June 2022	$22,758,844	$(23,376)
U.S. Treasury 10-Year Ultra Notes	377	June 2022	48,633,000	3,894,702
U.S. Treasury Ultra Bonds	13	June 2022	2,085,687	308,014
U.S. Treasury 5-Year Notes	239	June 2022	26,928,578	1,209,078
U.S. Treasury Long Bonds	95	June 2022	13,365,313	1,372,617
			$113,771,422	$6,761,035
^Amount represents value and unrealized appreciation (depreciation).
16

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 35	Buy	(5.00)%	12/20/25	$16,237,000	$(849,773)	$211,191	$(638,582)
Markit CDX North America High Yield Index Series 36	Buy	(5.00)%	6/20/26	$12,000,000	(970,442)	512,630	(457,812)
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$7,500,000	(397,115)	150,049	(247,066)
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$22,359,000	(814,604)	363,765	(450,839)
					$(3,031,934)	$1,237,635	$(1,794,299)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,250,000	$(526)	$409,808	$409,282
CPURNSA	Receive	2.29%	2/24/26	$8,000,000	549	954,478	955,027
CPURNSA	Receive	2.30%	2/24/26	$8,000,000	549	950,044	950,593
					$572	$2,314,330	$2,314,902

17

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RON	-	New Romanian Leu
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $170,550,465, which represented 24.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Perpetual maturity with no stated maturity date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,676,226.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
18

Statement of Assets and Liabilities

APRIL 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $759,809,394)	$696,450,592
Cash	43,637
Foreign currency holdings, at value (cost of $20,298,023)	20,140,448
Foreign deposits with broker for futures contracts, at value (cost of $599,217)	561,046
Receivable for investments sold	686,852
Receivable for capital shares sold	295,237
Receivable for variation margin on futures contracts	225,008
Receivable for variation margin on swap agreements	339,527
Unrealized appreciation on forward foreign currency exchange contracts	2,814,386
Interest and dividends receivable	5,699,643
727,256,376

Liabilities
Payable for investments purchased	2,479,373
Payable for capital shares redeemed	72,182
Payable for variation margin on futures contracts	858,288
Unrealized depreciation on forward foreign currency exchange contracts	18,297,207
Accrued management fees	270,123
Distribution and service fees payable	733
21,977,906

Net Assets	$705,278,470

Net Assets Consist of:
Capital paid in	$792,334,206
Distributable earnings	(87,055,736)
$705,278,470

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$222,946,508	19,581,725	$11.39
I Class	$177,286,773	15,494,426	$11.44
Y Class	$24,743,266	2,154,776	$11.48
A Class	$2,906,740	259,581	$11.20*
C Class	$83,047	7,746	$10.72
R Class	$29,669	2,682	$11.06
R5 Class	$4,124,902	359,314	$11.48
R6 Class	$145,653	12,677	$11.49
G Class	$273,011,912	23,517,399	$11.61
*Maximum offering price $11.73 (net asset value divided by 0.955).

See Notes to Financial Statements.
19

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $50,444)	$8,320,544
Dividends	430,113
8,750,657

Expenses:
Management fees	2,554,220
Distribution and service fees:
A Class	4,348
C Class	481
R Class	122
Trustees' fees and expenses	22,465
Other expenses	10,296
2,591,932
Fees waived - G Class	(815,241)
1,776,691

Net investment income (loss)	6,973,966

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $12,571)	(7,060,440)
Forward foreign currency exchange contract transactions	(12,210,373)
Futures contract transactions	4,527,417
Swap agreement transactions	(3,381,234)
Foreign currency translation transactions	(423,153)
(18,547,783)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $17,631)	(90,910,407)
Forward foreign currency exchange contracts	(15,115,304)
Futures contracts	2,245,605
Swap agreements	6,160,949
Translation of assets and liabilities in foreign currencies	(421,567)
(98,040,724)

Net realized and unrealized gain (loss)	(116,588,507)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(109,614,541)

See Notes to Financial Statements.
20

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2022 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2021
Increase (Decrease) in Net Assets	April 30, 2022	October 31, 2021
Operations
Net investment income (loss)	$6,973,966	$13,685,102
Net realized gain (loss)	(18,547,783)	676,116
Change in net unrealized appreciation (depreciation)	(98,040,724)	(20,058,748)
Net increase (decrease) in net assets resulting from operations	(109,614,541)	(5,697,530)

Distributions to Shareholders
From earnings:
Investor Class	(1,999,807)	(6,034,310)
I Class	(1,517,534)	(1,285,351)
Y Class	(215,263)	(420,073)
A Class	(28,448)	(63,080)
C Class	(827)	(1,276)
R Class	(485)	(1,014)
R5 Class	(36,722)	(94,336)
R6 Class	(1,801)	(6,300)
G Class	(4,222,078)	(7,141,645)
Decrease in net assets from distributions	(8,022,965)	(15,047,385)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(4,549,883)	87,317,873

Net increase (decrease) in net assets	(122,187,389)	66,572,958

Net Assets
Beginning of period	827,465,859	760,892,901
End of period	$705,278,470	$827,465,859

See Notes to Financial Statements.
21

Notes to Financial Statements

APRIL 30, 2022 (UNAUDITED)

1. Organization

American Century International Bond Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. International Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek total return.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

22

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

23

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 41% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

24

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended April 30, 2022 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.4925% to 0.6100%	0.2500% to 0.3100%	0.78%
I Class		0.1500% to 0.2100%	0.68%
Y Class		0.0500% to 0.1100%	0.58%
A Class		0.2500% to 0.3100%	0.78%
C Class		0.2500% to 0.3100%	0.78%
R Class		0.2500% to 0.3100%	0.78%
R5 Class		0.0500% to 0.1100%	0.58%
R6 Class		0.0000% to 0.0600%	0.53%
G Class		0.0000% to 0.0600%	0.00%(1)
(1)Effective annual management fee before waiver was 0.53%.

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2022 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $197,880,412, of which $42,890,605 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2022 totaled $278,142,232, none of which were U.S. Treasury and Government Agency obligations.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended April 30, 2022		Year ended October 31, 2021
	Shares	Amount	Shares	Amount
Investor Class
Sold	1,054,783	$13,798,118	2,569,371	$35,331,750
Issued in reinvestment of distributions	151,983	1,983,373	420,774	5,915,593
Redeemed	(730,987)	(9,234,549)	(10,213,660)	(141,719,386)
	475,779	6,546,942	(7,223,515)	(100,472,043)
I Class
Sold	1,058,197	13,558,654	11,306,441	157,250,275
Issued in reinvestment of distributions	115,749	1,517,470	91,084	1,285,196
Redeemed	(501,343)	(6,569,042)	(1,723,304)	(24,043,128)
	672,603	8,507,082	9,674,221	134,492,343
Y Class
Sold	296,551	3,841,716	628,290	8,738,960
Issued in reinvestment of distributions	16,370	215,263	29,708	420,073
Redeemed	(184,919)	(2,352,555)	(163,804)	(2,273,004)
	128,002	1,704,424	494,194	6,886,029
A Class
Sold	8,755	110,816	47,642	644,426
Issued in reinvestment of distributions	2,143	27,511	4,410	61,216
Redeemed	(39,249)	(478,468)	(84,186)	(1,146,190)
	(28,351)	(340,141)	(32,134)	(440,548)
C Class
Sold	—	—	840	10,991
Issued in reinvestment of distributions	63	784	92	1,235
Redeemed	(497)	(5,856)	(8,147)	(108,076)
	(434)	(5,072)	(7,215)	(95,850)
R Class
Sold	337	4,159	1,405	18,969
Issued in reinvestment of distributions	38	485	74	1,014
Redeemed	(2,460)	(30,277)	(3,017)	(40,571)
	(2,085)	(25,633)	(1,538)	(20,588)
R5 Class
Sold	108	1,381	444	6,200
Issued in reinvestment of distributions	2,747	36,121	555	7,849
Redeemed	(784)	(10,294)	(8,853)	(120,316)
	2,071	27,208	(7,854)	(106,267)
R6 Class
Sold	4,734	63,020	9,153	128,268
Issued in reinvestment of distributions	137	1,801	445	6,300
Redeemed	(15,925)	(211,980)	(20,927)	(294,547)
	(11,054)	(147,159)	(11,329)	(159,979)
G Class
Sold	573,101	7,267,201	4,502,887	63,206,626
Issued in reinvestment of distributions	318,167	4,222,078	500,466	7,141,645
Redeemed	(2,421,527)	(32,306,813)	(1,621,399)	(23,113,495)
	(1,530,259)	(20,817,534)	3,381,954	47,234,776
Net increase (decrease)	(293,728)	$(4,549,883)	6,266,784	$87,317,873
26

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$379,844,735	—
Corporate Bonds	—	126,672,770	—
U.S. Treasury Securities	—	40,113,464	—
Preferred Stocks	—	38,502,040	—
Collateralized Loan Obligations	—	15,049,152	—
Asset-Backed Securities	—	14,471,147	—
Bank Loan Obligations	—	1,456,891	—
U.S. Government Agency Securities	—	1,123,555	—
Short-Term Investments	—	79,216,838	—
	—	$696,450,592	—
Other Financial Instruments
Futures Contracts	$6,784,411	—	—
Swap Agreements	—	$2,314,902	—
Forward Foreign Currency Exchange Contracts	—	2,814,386	—
	$6,784,411	$5,129,288	—

Liabilities
Other Financial Instruments
Futures Contracts	$163,414	$5,601,035	—
Swap Agreements	—	1,794,299	—
Forward Foreign Currency Exchange Contracts	—	18,297,207	—
	$163,414	$25,692,541	—

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7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $61,526,333.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $433,627,444.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $224,805,846 futures contracts purchased and $150,186,040 futures contracts sold.

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A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average notional amount on interest rate swap agreements held during the period was $18,292,475.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $19,250,000.

Value of Derivative Instruments as of April 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$338,611	Payable for variation margin on swap agreements*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	2,814,386	Unrealized depreciation on forward foreign currency exchange contracts	$18,297,207
Interest Rate Risk	Receivable for variation margin on futures contracts*	225,008	Payable for variation margin on futures contracts*	858,288
Other Contracts	Receivable for variation margin on swap agreements*	916	Payable for variation margin on swap agreements*	—
		$3,378,921		$19,155,495
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(1,402,647)	Change in net unrealized appreciation (depreciation) on swap agreements	$3,351,601
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	(12,210,373)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(15,115,304)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	4,527,417	Change in net unrealized appreciation (depreciation) on futures contracts	2,245,605
Interest Rate Risk	Net realized gain (loss) on swap agreement transactions	(1,978,587)	Change in net unrealized appreciation (depreciation) on swap agreements	1,840,666
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	968,682
		$(11,064,190)		$(6,708,750)

Counterparty Risk — The fund is subject to counterparty risk, or the risk that an institution will fail to perform its obligations to the fund. The investment advisor attempts to minimize counterparty risk prior to entering into transactions by performing extensive reviews of the creditworthiness of all potential counterparties. The fund may also enter into agreements that provide provisions for legally enforceable master netting arrangements to manage the credit risk between counterparties related to forward foreign currency exchange contracts and/or over-the-counter swap agreements. A master netting arrangement provides for the net settlement of multiple contracts with a single counterparty through a single payment in the event of default or termination of any one contract. To mitigate counterparty risk, the fund may receive assets or be required to pledge assets at the custodian bank or with a broker as designated under prescribed collateral provisions.

The fund does not offset assets and liabilities subject to master netting arrangements on the Statement of Assets and Liabilities for financial reporting purposes. The fund’s asset derivatives and liability derivatives that are subject to legally enforceable offsetting arrangements as of period end were as follows:

Counterparty	Gross Amount on Statement of Assets and Liabilities	Amount Eligible for Offset	Collateral	Net Exposure*
Assets
Bank of America N.A.	$792,722	$(792,722)	—	—
Credit Suisse AG	26,805	(26,805)	—	—
Goldman Sachs & Co.	340,382	(340,382)	—	—
JPMorgan Chase Bank N.A.	815,997	(815,997)	—	—
Morgan Stanley	491,904	(491,904)	—	—
UBS AG	346,576	(346,576)	—	—
	$2,814,386	$(2,814,386)	—	—

Liabilities
Bank of America N.A.	$12,044,122	$(792,722)	—	$11,251,400
Credit Suisse AG	138,559	(26,805)	—	111,754
Goldman Sachs & Co.	705,926	(340,382)	—	365,544
JPMorgan Chase Bank N.A.	3,515,260	(815,997)	—	2,699,263
Morgan Stanley	1,437,595	(491,904)	$(945,691)	—
UBS AG	455,745	(346,576)	—	109,169
	$18,297,207	$(2,814,386)	$(945,691)	$14,537,130
*The net exposure represents the amount receivable from the counterparty or amount payable to the counterparty in the event of default or termination.
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8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$760,271,322
Gross tax appreciation of investments	$4,522,607
Gross tax depreciation of investments	(68,343,337)
Net tax appreciation (depreciation) of investments	$(63,820,730)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
31

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2022(3)	$13.28	0.09	(1.88)	(1.79)	—	(0.10)	(0.10)	$11.39	(13.57)%	0.79%(4)	0.79%(4)	1.45%(4)	1.45%(4)	27%	$222,947
2021	$13.61	0.19	(0.29)	(0.10)	(0.23)	—	(0.23)	$13.28	(0.83)%	0.79%	0.79%	1.37%	1.37%	58%	$253,748
2020	$13.18	0.16	0.27	0.43	—	—	—	$13.61	3.26%	0.80%	0.80%	1.25%	1.25%	72%	$358,334
2019	$12.40	0.20	0.76	0.96	(0.18)	—	(0.18)	$13.18	7.80%	0.81%	0.81%	1.57%	1.57%	46%	$351,630
2018	$12.96	0.23	(0.74)	(0.51)	—	(0.05)	(0.05)	$12.40	(3.98)%	0.81%	0.81%	1.76%	1.76%	40%	$407,913
2017	$12.82	0.09	0.05	0.14	—	—	—	$12.96	1.09%	0.80%	0.80%	0.74%	0.74%	87%	$452,514
I Class
2022(3)	$13.34	0.10	(1.90)	(1.80)	—	(0.10)	(0.10)	$11.44	(13.58)%	0.69%(4)	0.69%(4)	1.55%(4)	1.55%(4)	27%	$177,287
2021	$13.67	0.20	(0.29)	(0.09)	(0.24)	—	(0.24)	$13.34	(0.73)%	0.69%	0.69%	1.47%	1.47%	58%	$197,725
2020	$13.22	0.18	0.27	0.45	—	—	—	$13.67	3.40%	0.70%	0.70%	1.35%	1.35%	72%	$70,363
2019	$12.44	0.19	0.78	0.97	(0.19)	—	(0.19)	$13.22	7.88%	0.71%	0.71%	1.67%	1.67%	46%	$76,919
2018	$12.99	0.25	(0.75)	(0.50)	—	(0.05)	(0.05)	$12.44	(3.90)%	0.71%	0.71%	1.86%	1.86%	40%	$18,592
2017(5)	$12.31	0.06	0.62	0.68	—	—	—	$12.99	5.52%	0.70%(4)	0.70%(4)	0.88%(4)	0.88%(4)	87%(6)	$20,782

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2022(3)	$13.38	0.11	(1.91)	(1.80)	—(7)	(0.10)	(0.10)	$11.48	(13.53)%	0.59%(4)	0.59%(4)	1.65%(4)	1.65%(4)	27%	$24,743
2021	$13.71	0.22	(0.29)	(0.07)	(0.26)	—	(0.26)	$13.38	(0.62)%	0.59%	0.59%	1.57%	1.57%	58%	$27,124
2020	$13.25	0.19	0.27	0.46	—	—	—	$13.71	3.47%	0.60%	0.60%	1.45%	1.45%	72%	$21,015
2019	$12.47	0.22	0.76	0.98	(0.20)	—	(0.20)	$13.25	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$13,732
2018	$13.01	0.28	(0.77)	(0.49)	—	(0.05)	(0.05)	$12.47	(3.81)%	0.61%	0.61%	1.96%	1.96%	40%	$3,766
2017(5)	$12.31	0.07	0.63	0.70	—	—	—	$13.01	5.69%	0.60%(4)	0.60%(4)	0.96%(4)	0.96%(4)	87%(6)	$5
A Class
2022(3)	$13.08	0.07	(1.85)	(1.78)	—	(0.10)	(0.10)	$11.20	(13.70)%	1.04%(4)	1.04%(4)	1.20%(4)	1.20%(4)	27%	$2,907
2021	$13.41	0.15	(0.29)	(0.14)	(0.19)	—	(0.19)	$13.08	(1.10)%	1.04%	1.04%	1.12%	1.12%	58%	$3,766
2020	$13.01	0.13	0.27	0.40	—	—	—	$13.41	3.07%	1.05%	1.05%	1.00%	1.00%	72%	$4,291
2019	$12.25	0.17	0.73	0.90	(0.14)	—	(0.14)	$13.01	7.45%	1.06%	1.06%	1.32%	1.32%	46%	$8,981
2018	$12.83	0.20	(0.73)	(0.53)	—	(0.05)	(0.05)	$12.25	(4.18)%	1.06%	1.06%	1.51%	1.51%	40%	$9,192
2017	$12.73	0.06	0.04	0.10	—	—	—	$12.83	0.79%	1.05%	1.05%	0.49%	0.49%	87%	$11,031

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2022(3)	$12.57	0.03	(1.78)	(1.75)	—	(0.10)	(0.10)	$10.72	(14.02)%	1.79%(4)	1.79%(4)	0.45%(4)	0.45%(4)	27%	$83
2021	$12.89	0.05	(0.28)	(0.23)	(0.09)	—	(0.09)	$12.57	(1.86)%	1.79%	1.79%	0.37%	0.37%	58%	$103
2020	$12.60	0.03	0.26	0.29	—	—	—	$12.89	2.30%	1.80%	1.80%	0.25%	0.25%	72%	$198
2019	$11.86	0.08	0.71	0.79	(0.05)	—	(0.05)	$12.60	6.69%	1.81%	1.81%	0.57%	0.57%	46%	$310
2018	$12.52	0.09	(0.70)	(0.61)	—	(0.05)	(0.05)	$11.86	(4.92)%	1.81%	1.81%	0.76%	0.76%	40%	$482
2017	$12.51	(0.03)	0.04	0.01	—	—	—	$12.52	0.08%	1.80%	1.80%	(0.26)%	(0.26)%	87%	$812
R Class
2022(3)	$12.94	0.06	(1.84)	(1.78)	—	(0.10)	(0.10)	$11.06	(13.85)%	1.29%(4)	1.29%(4)	0.95%(4)	0.95%(4)	27%	$30
2021	$13.27	0.11	(0.28)	(0.17)	(0.16)	—	(0.16)	$12.94	(1.37)%	1.29%	1.29%	0.87%	0.87%	58%	$62
2020	$12.91	0.09	0.27	0.36	—	—	—	$13.27	2.79%	1.30%	1.30%	0.75%	0.75%	72%	$84
2019	$12.15	0.13	0.74	0.87	(0.11)	—	(0.11)	$12.91	7.24%	1.31%	1.31%	1.07%	1.07%	46%	$77
2018	$12.76	0.16	(0.72)	(0.56)	—	(0.05)	(0.05)	$12.15	(4.44)%	1.31%	1.31%	1.26%	1.26%	40%	$68
2017	$12.68	0.03	0.05	0.08	—	—	—	$12.76	0.63%	1.30%	1.30%	0.24%	0.24%	87%	$151

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2022(3)	$13.38	0.11	(1.91)	(1.80)	—(7)	(0.10)	(0.10)	$11.48	(13.53)%	0.59%(4)	0.59%(4)	1.65%(4)	1.65%(4)	27%	$4,125
2021	$13.71	0.22	(0.29)	(0.07)	(0.26)	—	(0.26)	$13.38	(0.62)%	0.59%	0.59%	1.57%	1.57%	58%	$4,780
2020	$13.24	0.19	0.28	0.47	—	—	—	$13.71	3.55%	0.60%	0.60%	1.45%	1.45%	72%	$5,005
2019	$12.46	0.23	0.75	0.98	(0.20)	—	(0.20)	$13.24	7.97%	0.61%	0.61%	1.77%	1.77%	46%	$5,870
2018	$13.00	0.26	(0.75)	(0.49)	—	(0.05)	(0.05)	$12.46	(3.82)%	0.61%	0.61%	1.96%	1.96%	40%	$5,608
2017	$12.83	0.11	0.06	0.17	—	—	—	$13.00	1.33%	0.60%	0.60%	0.94%	0.94%	87%	$6,005
R6 Class
2022(3)	$13.39	0.11	(1.90)	(1.79)	(0.01)	(0.10)	(0.11)	$11.49	(13.48)%	0.54%(4)	0.54%(4)	1.70%(4)	1.70%(4)	27%	$146
2021	$13.72	0.22	(0.28)	(0.06)	(0.27)	—	(0.27)	$13.39	(0.65)%	0.54%	0.54%	1.62%	1.62%	58%	$318
2020	$13.25	0.20	0.27	0.47	—	—	—	$13.72	3.62%	0.55%	0.55%	1.50%	1.50%	72%	$481
2019	$12.47	0.26	0.73	0.99	(0.21)	—	(0.21)	$13.25	8.02%	0.56%	0.56%	1.82%	1.82%	46%	$310
2018	$13.00	0.27	(0.75)	(0.48)	—	(0.05)	(0.05)	$12.47	(3.74)%	0.56%	0.56%	2.01%	2.01%	40%	$2,691
2017	$12.83	0.12	0.05	0.17	—	—	—	$13.00	1.33%	0.55%	0.55%	0.99%	0.99%	87%	$3,800

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2022(3)	$13.57	0.14	(1.92)	(1.78)	(0.08)	(0.10)	(0.18)	$11.61	(13.28)%	0.01%(4)	0.54%(4)	2.23%(4)	1.70%(4)	27%	$273,012
2021	$13.90	0.30	(0.29)	0.01	(0.34)	—	(0.34)	$13.57	(0.03)%	0.01%	0.54%	2.15%	1.62%	58%	$339,841
2020	$13.35	0.27	0.28	0.55	—	—	—	$13.90	4.12%	0.01%	0.55%	2.04%	1.50%	72%	$301,122
2019	$12.56	0.31	0.75	1.06	(0.27)	—	(0.27)	$13.35	8.62%	0.02%	0.56%	2.36%	1.82%	46%	$186,644
2018	$13.02	0.33	(0.74)	(0.41)	—	(0.05)	(0.05)	$12.56	(3.19)%	0.02%	0.56%	2.55%	2.01%	40%	$207,787
2017(8)	$13.12	0.06	(0.16)	(0.10)	—	—	—	$13.02	(0.76)%	0.01%(4)	0.55%(4)	1.66%(4)	1.12%(4)	87%(6)	$454,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended April 30, 2022 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through October 31, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.
(7)Per-share amount was less than $0.005.
(8)July 28, 2017 (commencement of sale) through October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
38

Notes

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century International Bond Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92371 2206

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 23, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 23, 2022